N-2 - USD ($)			12 Months Ended
		Jul. 29, 2025	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001620515
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-266538
Investment Company Act File Number		811-23000
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		3
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		17
Entity Registrant Name		PRINCETON EVEREST FUND
Entity Address, Address Line One		8500 Normandale Lake Blvd
Entity Address, Address Line Two		Suite 1900
Entity Address, Address Line Three		Suite 1700
Entity Address, City or Town		Minneapolis
Entity Address, State or Province		MN
Entity Address, Postal Zip Code		55437
City Area Code		(855)
Local Phone Number		897-5390
Approximate Date of Commencement of Proposed Sale to Public		Jul. 31, 2025
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		false
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Jul. 31, 2025
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class A	Class I	Class II	Class L
Investor Transaction Expenses
Maximum upfront sales load (as a percentage of purchase amount)(1)	3.50%	None	None	2.25%
Maximum early repurchase fee (as a percentage of amount repurchased within one year)(2)	2.00%	2.00%	2.00%	2.00%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of average net assets attributable to Shares)
Management Fee(3)	1.20%	1.20%	1.20%	1.20%
Interest Payments on Borrowed Funds(4)	0.17%	0.17%	0.17%	0.17%
Distribution and/or Service Fee(4)	0.60%	None	0.30%	0.85%
Other Expenses(5),(6)	0.39%	0.39%	0.39%	0.40%
Acquired Fund Fees and Expenses(7)	2.16%	2.16%	2.16%	2.16%
Total Annual Expenses	4.52%	3.92%	4.22%	4.78%
Fee and Expense (Reimbursement)/Recoupment	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Expenses After Fee and Expense Reimbursement/Recoupment	4.47%	3.87%	4.17%	4.73%

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
Class A	$78	$166	$255	$482
Class I	$39	$119	$201	$414
Class II	$42	$128	$215	$439
Class L	$69	$163	$257	$495

Other Transaction Fees, Note [Text Block]		A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an Investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an Investor’s purchase of such Shares (on a “first in-first out” basis).
Other Expenses, Note [Text Block]		“Other Expenses” include professional fees and other expenses, including, without limitation, offering costs, administration fees, investor servicing fees, custody fees, transfer agency fees, compliance costs and expenses, annual registration expenses, legal, accounting and tax fees, trustee fees, insurance costs and other expenses that the Fund bears. “Other Expenses” are estimated based on historic fees and expenses.
Management Fee not based on Net Assets, Note [Text Block]		The Fund will pay the Advisor the Management Fee at the annual rate of 1.20% of the Fund’s net asset value, calculated as the value of the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage). For purposes of determining the Management Fee payable to the Advisor for any month, net asset value will be calculated prior to any reduction for any fees and expenses of the Fund, including, without limitation, the Management Fee payable to the Advisor.
Acquired Fund Fees and Expenses, Note [Text Block]		The Advisor has entered into a Fifth Amended and Restated Expense Limitation and Reimbursement Agreement with the Fund until at least July 31, 2026 to limit the amount of “Specified Expenses” (as described below) borne by the Fund during the Limitation Period for each Share class to an amount not to exceed 0.75% per annum of the Fund’s net assets attributed to such Share class. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: the Fund’s direct expenses or proportional share of (i) fees, expenses, allocations, carried interests, etc. of the Underlying Funds in which the Fund invests (including all acquired fund fees and expenses), (ii) transaction costs, including legal costs and brokerage commissions, of the Fund associated with the acquisition and disposition of primary interests, secondary interests, co-investments, ETF investments, and other investments, (iii) interest payments incurred by the Fund, (iv) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund, (v) taxes of the Fund, (vi) extraordinary expenses of the Fund as determined in the Advisor’s sole discretion, which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses, (vii) the distribution fees and/or service fees paid by the Fund, and (viii) the Management Fee or any other investment management fee paid by the Fund. “Extraordinary expenses” are expenses incurred outside of the ordinary course of business, including, without limitation, litigation or indemnification expenses, excise taxes, and costs incurred in connection with holding and/or soliciting proxies for a meeting of Investors. These expenses will be in addition to the expenses of the Fund that may be limited by the Advisor to 0.75% of the Fund’s net assets attributed to each Share class. To the extent that the Advisor bears Specified Expenses, it is permitted to receive reimbursement by the Fund for any expense amounts previously paid or borne by the Advisor, for a period not to exceed three years after such expenses were paid or borne by the Advisor, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses of the respective class of Shares has fallen to a level below the lower of the Expense Cap or the then-current expense limitation, and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds the lower of the Expense Cap or the then-current expense limitation. The Expense Limitation and Reimbursement Agreement may not be terminated by the Advisor, but may be terminated by the Board. The agreement will automatically terminate if the Management Agreement with the Advisor is terminated.
Acquired Fund Fees Estimated, Note [Text Block]		Acquired Fund Fees and Expenses are based on historic fees and expenses. The typical incentive allocation paid to the investment advisors of acquired funds that pay such fees is 20%. Acquired fund fees and expenses may be substantially higher or lower because certain fees are based on the performance of the acquired funds, which may fluctuate over time.
Incentive Allocation [Percent]		20.00%
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Year Ended	Total Amount Outstanding Exclusive of Treasury Securities[1]	Asset Coverage Per Unit[2]
March 31, 2025	N/A	N/A
March 31, 2024	N/A	N/A
March 31, 2023	N/A	N/A
March 31, 2022	$7,500,000	$15,718.23
March 31, 2021	$17,500,000	$5,341.86
March 31, 2020	$4,500,000	$13,267
March 31, 2019	N/A	N/A
March 31, 2018	N/A	N/A
March 31, 2017	N/A	N/A

Senior Securities Amount	[1]		$ 7,500,000	$ 17,500,000	$ 4,500,000
Senior Securities Average Market Value per Unit	[2]		$ 15,718.23	$ 5,341.86	$ 13,267
Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about the senior securities of the Fund is shown in the following table as of the fiscal years ended March 31st. No senior securities were outstanding for the fiscal year ended March 31, 2025, 2024, 2023, 2019, 2018 and 2017. The information in the table below has been audited by RSM US LLP.

Year Ended	Total Amount Outstanding Exclusive of Treasury Securities[1]	Asset Coverage Per Unit[2]
March 31, 2025	N/A	N/A
March 31, 2024	N/A	N/A
March 31, 2023	N/A	N/A
March 31, 2022	$7,500,000	$15,718.23
March 31, 2021	$17,500,000	$5,341.86
March 31, 2020	$4,500,000	$13,267
March 31, 2019	N/A	N/A
March 31, 2018	N/A	N/A
March 31, 2017	N/A	N/A

(1)	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.

(2)	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per Unit”.

Senior Securities Highlights Audited, Note [Text Block]

Information about the senior securities of the Fund is shown in the following table as of the fiscal years ended March 31st. No senior securities were outstanding for the fiscal year ended March 31, 2025, 2024, 2023, 2019, 2018 and 2017. The information in the table below has been audited by RSM US LLP.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

The Fund’s investment objective is to seek long-term capital appreciation. In pursuing its investment objective, the Fund intends to invest predominantly in interests in private equity funds (e.g., buyout, growth capital, special situations, and other opportunities). The Fund is invested via capital commitments in private equity investments of any type, including primary offerings and secondary acquisitions of interests in alternative funds that pursue private equity strategies and co-investment in opportunities in operating companies presented by one or more Investment Funds. The Fund’s investment objective is a non-fundamental policy and may be changed by the Board upon 60 days’ written notice to shareholders.

Each Investment Fund is managed by the Investment Fund Manager and the portfolio managers or investment teams selected by the Investment Fund Manager. Investment Funds may be domiciled in U.S. or non-U.S. jurisdictions.

The Advisor believes that the Fund’s investment program offers an ideal approach to private equity investing for Eligible Investors who previously may not have had access to high-quality private equity Investment Funds or who desire to access private equity investments through lower account minimums. The Fund makes investments in Investment Funds, focusing in particular on investment in buyouts, growth capital, special situations, and other opportunities. The Fund anticipates that a majority of the Fund’s portfolio will be allocated among buyout funds, growth capital, special situations, and private credit. The Fund focuses on Investment Fund Managers based in and who invest in North America, Europe, Asia, and other regions, including emerging markets. The Fund pursues a variety of Investment Fund-strategies across vintage year (i.e., the year in which the Investment Fund begins investing). To avoid holding excess cash for extended periods of time, which can mute portfolio performance (commonly referred to as the “cash drag”), the Advisor intends to invest a portion of its uncalled capital in a selection of hedge funds, ETFs, mutual funds, and short-term securities. Further, the Advisor may invest in secondaries. Together, this investment strategy may help to reduce the impact of the J-curve associated with private equity investing. The Fund has been structured with the intent of seeking to alleviate or reduce a number of the burdens typically associated with private equity investing, such as funding capital calls on short notice, reinvesting distribution proceeds, meeting large minimum commitment amounts and receiving tax reporting on potentially late Schedules K-1.

Investment Philosophy

As a registered investment company, the Fund is generally subject to significant regulatory restrictions with respect to selling securities short and using leverage and derivatives. The Investment Funds generally are not subject to the same investment restrictions as the Fund, and are generally subject to few investment limitations, including investment limitations under the 1940 Act or the Code. The Fund and, indirectly, Investors, are not entitled to the protections of the 1940 Act with respect to the Investment Funds. The Fund intends to invest in the Investments Funds as a “qualified client.” Therefore, the Investment Funds may indirectly charge Fund investors an advisory fee based on a share of capital gains, despite the fact that the Fund’s investors may be required to satisfy only the lower eligibility requirements for an Accredited Investor, as defined in Rule 501(a) of Regulation D under the Securities Act.

The Fund also may invest in other registered investment companies. The Advisor believes that the Fund’s current strategy of investing in a portfolio of private equity Investment Funds provides opportunities to participate in alternative investment strategies that may earn attractive risk-adjusted returns. In addition, the Fund seeks to benefit from attractive investment strategies of various private funds, combined with access to new and existing Investment Funds.

By investing in the Fund, Investors gain access to Investment Fund Managers whose services are generally not available to the investing public, or who may otherwise restrict the number and type of persons whose money will be managed. Investing in the Fund also permits Investors to invest with Investment Fund Managers without being subject to the high minimum investment requirements typically charged by such Investment Fund Managers. The Fund should also benefit from its exposure to different investment styles. Investing through various Investment Fund Managers that employ different strategies may reduce the volatility inherent in a direct investment by the Fund with a single Investment Fund Manager.

Investment Strategies

The Fund seeks to provide investors with attractive long-term capital appreciation by investing in a portfolio of Investment Funds. The Fund makes investments in Investment Funds, focusing in particular on investment opportunities involving buyouts, growth capital, special situations, and other opportunities. The Fund may invest in private equity investments of any type, including primary offerings and secondary acquisitions of interests in alternative funds that pursue private equity strategies, and co-investment opportunities in operating companies presented by one or more Investment Funds. Private equity investments require an investment or capital commitment, but the capital may be called over time, or not at all. The Advisor intends to concentrate investments in funds sponsored by established Investment Fund Managers who have historically had high-quality management along with attractive investment strategies and access to quality deal flow. The Advisor believes that investing with a range of established Investment Fund Managers should mitigate portfolio risk. Furthermore, by investing in private equity funds, the Fund is exposed to numerous individual company investments. The Fund’s portfolio consists primarily of Investment Funds, but occasionally it may hold quoted securities as a result of in-kind distributions from its portfolio of Investment Funds. In such instances, the Advisor’s policy is to dispose of such assets as soon as practicable. In order to satisfy certain of the requirements for qualification as a RIC under the Code, the Fund’s ability to invest in real estate (both directly and indirectly) may be limited.

The principal elements of the Advisor’s investment strategy include: (i) allocating the assets of the Fund across private equity Investment Funds, (ii) seeking to secure access to attractive investment opportunities that the Advisor believes offer attractive returns, (iii) seeking to manage the Fund’s investment level and liquidity using the Advisor’s commitment strategy, and (iv) seeking to manage risk through ongoing monitoring of the portfolio.

●	Asset Allocation. The Fund seeks to benefit from long-term diversification of investments through exposure to different investment types and U.S. or foreign markets.

●	Access. The Fund seeks to provide Investors with access to investments that are generally unavailable to the investing public due to resource requirements and high investment minimums.

●	Commitment Strategy. The Advisor intends to manage the Fund’s commitment strategy with a view towards balancing liquidity while maintaining a high level of investment.

●	Risk Management. The long-term nature of private equity investments requires a commitment to ongoing risk management. The Advisor seeks to maintain close contact with its Investment Fund Managers, and to monitor the performance of individual funds by tracking operating information and other pertinent details.

No guarantee or representation is made that the investment program of the Fund or any Investment Fund will be successful, that the various Investment Funds selected will produce positive returns or that the Fund will achieve its investment objective. The Advisor also may invest the Fund’s assets in Investment Funds that engage in investment strategies other than those described in this Prospectus, and may sell the Fund’s portfolio holdings at any time.

Private Equity

Private equity is a common term for investments that are typically made in non-public companies through privately negotiated transactions. Private equity investors generally seek to acquire quality assets at attractive valuations and use operational expertise to enhance value and improve portfolio company performance. Buyout funds are used by private equity investors to acquire private and public companies, as well as divisions of larger companies. Private equity specialists seek to uncover value enhancing opportunities in portfolio companies, unlock the value of the portfolio company and reposition it for sale at a multiple of invested equity.

Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives. Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such funds, investors usually commit to provide up to a certain amount of capital when requested by the fund’s manager or general partner. The general partner then makes private equity investments on behalf of the fund. The fund’s investments are usually realized, or “exited” after a four to seven year holding period through a private sale, an initial public offering (“IPO”) or a recapitalization. Proceeds of such exits are then distributed to the fund’s investors. The funds themselves typically have a term of ten to thirteen years.

Investments in private equity have increased significantly over the last 20 years, driven principally by large institutional investors seeking increased returns and portfolio efficiency. It is now common for large pension funds, endowments and other institutional investors to allocate significant assets to private equity.

Buyouts, Growth Capital, Special Situations, and Venture Capital/Other

Different private equity strategies may refer to “financing stages” (stage of development) and may have distinct risk, return and correlation characteristics, and play different roles within a private equity portfolio. Broadly speaking, private equity investments can be broken down into four financing stages: buyouts, growth capital, special situations, and venture capital. These categories may be further subdivided based on the investment strategies that are employed. The Fund intends to invest primarily in buyouts, growth capital, and special situations.

●	Buyouts. Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions — particularly in the large-cap segment. Overall, debt financing typically makes up 50-70% of the price paid for a company.

●	Special Situations. A broad range of investments including mezzanine, distressed debt, energy/utility investing and turnarounds may be classified as special situations.
●	Growth Capital. Typically involves minority investments in established companies with strong growth characteristics. Companies that receive growth capital typically have established customers and mature business models.

●	Venture Capital/Other. Investments in new and emerging companies are usually classified as venture capital. Such investments are often in technology and healthcare-related industries. Companies financed by venture capital are generally not cash flow positive at the time of investment and may require several rounds of financing before the company can be sold privately or taken public. Venture capital investors may finance companies along the full path of development or focus on certain sub-stages (usually classified as seed, early and late stage) in partnership with other investors. It is not anticipated that venture capital will be a meaningful portion of the Fund’s allocations.

Some of the investments that the Advisor considers with respect to the Fund include, but are not limited to:

●	Primary Investments. Primary investments (primaries) are interests or investments in newly established private equity funds. Most private equity sponsors raise new funds only every two to four years, and many top-performing funds may be closed to new investors. Because of the limited windows of opportunity for making primary investments in particular funds, strong relationships with leading fund sponsors are highly important for primary investors.

Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life. Because primary investors must rely on the expertise of the fund manager, an accurate assessment of the manager’s capabilities is essential.

Primary investments typically exhibit a value development pattern, commonly known as the “J-curve,” in which the fund’s net asset value typically declines moderately during the early years of the fund’s life as investment-related fees and expenses are incurred before investment gains have been realized. As the fund matures and portfolio companies are sold, the pattern typically reverses with increasing net asset value and distributions to fund investors. There can be no assurance, however, that any or all primary investments made by the Fund will exhibit this pattern of investment development. Primary investments are usually ten to thirteen years in duration, while underlying investments in portfolio companies generally have a three to seven year duration.

●	Secondary Investments. Secondary investments (secondaries) are interests in existing private equity funds that are acquired in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period. Secondary investments may play an important role in a diversified private equity portfolio. Because secondaries typically already have invested in portfolio companies, they are viewed as more mature investments than primaries and further along in their development pattern. As a result, their investment returns may not exhibit the downside of the J-curve pattern expected to be achieved by primaries in their early stages. In addition, secondaries typically provide earlier distributions than primaries. Past performance is not indicative of future results. There can be no assurance, however, that any or all secondary investments made by the Fund will exhibit this pattern of investment development.

●	Direct Investments/Co-Investments. Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside private equity funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund Manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees or bear significantly reduced fees.

Portfolio Allocation

The Fund’s investment process begins with a long-term allocation framework among Investment Funds: (i) primary and secondary private equity investments, (ii) buyout, growth capital, special situations, or other opportunities, and (iii) investments focused in North America, Europe, Asia, and other regions, including emerging markets. The framework also provides for investing over a range of vintage years and with respect to individual investments. Some diversification is be attained through the use of multiple firms sponsoring the Investment Funds. It is common for private equity firms to specialize in a type of investing in a segment of the market and the Advisor believes that utilizing different private equity firms will be beneficial. It is expected that through such allocation, the Fund may be able to achieve more consistent returns and lower volatility than would generally be expected if its portfolio were more concentrated in a single fund, geography, strategy, or sector.

Because of the distinct cash flow characteristics associated with different types of private equity investments, portfolio construction is based on both quantitative and qualitative factors.

Over time, the allocation ranges and commitment strategy may be adjusted based on the Advisor’s analysis of the private equity market, the Fund’s existing portfolio at the relevant time, or other pertinent factors. The Advisor intends to concentrate investments in funds sponsored by established Investment Fund Managers who have historically had high-quality management along with attractive investment strategies and access to quality deal flow.

The Advisor intends to manage the Fund’s commitment strategy with a view towards balancing liquidity while maintaining a high level of investment. Investment commitments to private equity funds generally are not immediately funded. Instead, committed amounts are drawn down by private equity funds and invested over time, as underlying investments are identified - a process that may take a period of several years. During this period, investments made early in a private equity fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. As a result, without an appropriate commitment strategy, a significant investment position could be difficult to achieve. The Advisor seeks to address this challenge using a commitment strategy designed to provide an appropriate investment level. To that end, the Fund may commit to invest in private equity investments or other private funds (both primaries and secondaries) in an aggregate amount that exceeds the Fund’s then-current assets (i.e., to “over-commit”) to provide an appropriate funding level. To minimize cash drag on the portfolio, the Advisor intends to invest uncalled capital commitments to Investment Funds in a variety of Underlying Funds or investment strategies that are intended to provide greater liquidity than Investment Funds. These investments may include mutual funds (including those that invest in private equity), ETFs, and short-term securities. The Fund may invest in mutual funds or private funds advised by the Advisor or an affiliate of the Advisor. The Fund may also invest in private credit funds (discussed in more detail below), hedge funds, or other strategies to attempt to minimize cash drag. These vehicles may utilize a variety of credit strategies that invest in debt of varying credit quality or duration, including consumer credit, corporate credit, mortgages or mortgage related investments, or other strategies. Investments in these strategies are intended to assist the Advisor in managing and planning for capital calls. The Fund seeks to maintain sufficient access to liquid assets, which in addition to any available line of credit, are intended to be sufficient to satisfy anticipated capital calls from Investment Funds.

The Advisor seeks to invest in a diversified portfolio of private credit funds whose strategies are often sought after by institutional investors (such as pension funds, insurance companies or family offices). Broadly defined, a private credit fund targets the ownership of higher yielding corporate, physical, or financial assets held typically within a partnership structure. Private credit funds benefit from longer investment horizons, access to deal flow due to relationships with investment banks, access to proprietary deal flow, or proprietary analytics. Private credit is credit that is extended to companies or projects on a bilaterally negotiated basis and is not publicly traded such as many corporate bonds are and is originated or held by lenders which are not banks. It takes various legal forms including loans, bonds, notes or private securitization issues. Private credit encompasses various strategies including real estate debt, distressed debt, direct lending, mezzanine financing and structured financing. Strategies that do not easily fall into one of these categories are either opportunistic (investing across the credit spectrum as market opportunities permit) or niche/specialty finance strategies.

Using information generally available to investors, the Advisor evaluates private credit fund managers based on the strength of the sponsor and management; consistency of investment process; prior investment performance of the target fund as well as the performance of other funds managed by the sponsor; the attractiveness of the sectors and geographical allocations of the fund; expected stability of income; and expected capital appreciation, target leverage levels and ability to weather credit cycles by employing effective risk management and mitigation strategies. The private credit funds included in the Fund’s portfolio may be purchased on the secondary market or directly from the issuer. While the Advisor anticipates that, under normal market conditions, the Fund’s portfolio will invest in private credit funds, the Fund does not have a predetermined asset allocation to private credit funds. There can be no assurance that investment in private credit funds will be effective in achieving the Fund’s investment objective or delivering positive returns.

The Fund’s asset allocation, when “fully deployed,” in private equity investments is expected to be as noted below. The Advisor anticipates that the Fund will invest the net proceeds from the sale of Shares, net of cash retained for operational needs to pay Fund expenses, in accordance with the Fund’s investment objective and policies and principal strategies as soon as practicable, consistent with normal market conditions and the availability of suitable investments. However, a substantial portion of the Fund’s assets is invested in the investment strategies described in the preceding paragraph, before capital calls by the Investment Funds are made. To the extent Investment Funds in the portfolio have uncalled capital commitments, even when the Fund’s assets are “fully deployed”, the Advisor expects that a significant portion of the Fund’s assets will consist of assets other than Investment Funds, for the purposes of funding of capital calls, redemptions and tax distributions.

Private Equity Asset Allocation
Investment Fund Strategy
Buyout	40-100%
Growth Capital	0-60%
Special Situations	0-60%
Other	0-20%
Geographic Region
North America	20-100%
Europe	0-60%
Asia	0-40%
Other	0-20%

There can be no assurance that all investment types will be available, will be consistent with the Fund’s investment objectives, will satisfy the Advisor’s due diligence considerations or will be selected for the Fund. The percentages presented above represent the amount of capital invested in and committed to each category as a percentage of total capital invested in and committed to Investment Funds. As stated above, such percentages represent the Fund’s anticipated private equity allocation when fully deployed. As a result, if all commitments are not fully funded, the allocation of the Fund’s portfolio could potentially differ from the ranges shown above.

Investment Selection

The Advisor seeks to invest Fund assets in Investment Funds diversified across multiple aspects. These aspects include strategy, vintage year, geography, and Investment Fund Manager. The Advisor evaluates opportunities in each of these categories from a top-down and bottom-up approach to attempt to exploit both macroeconomic trends and themes as well as valuation opportunities. The Advisor also evaluates secondary market opportunities on the above criteria as well as pricing. Secondaries may be used to deploy capital in an efficient manner and/or to exploit times where the Advisor believes there are pricing discrepancies. In the final step of the investment process, the Advisor seeks to invest the Fund’s capital allocated to each segment in the highest quality investments available. Investment decisions for the Fund are based on a disciplined approach with each potential investment’s risk/return profile examined from a variety of perspectives, including how a particular opportunity will fit into the Fund’s portfolio of investments. The Advisor believes that this analysis may be further enhanced by the insight it has gained through investment experience.

Due Diligence

The Advisor and its personnel use a range of resources to identify and source the availability of promising Investment Funds. The Advisor’s diligence process focuses on risk management, investment and operational diligence. The Advisor selects investment strategies and Investment Funds on the basis of availability, pricing in the case of secondaries and various qualitative and quantitative criteria, including the Advisor’s analysis of actual and projected cash flows and past performance of an Investment Fund during various time periods and market cycles, and the Investment Fund Managers’ reputation, experience, expertise, and adherence to investment philosophy. After making an investment in an Investment Fund, and as part of its ongoing diligence process, the Advisor seeks to: track operating information and other pertinent details; participate in periodic conference calls with Investment Fund Managers and onsite visits where appropriate; review audited and unaudited reports; and monitor turnover in senior Investment Fund personnel and changes in policies. In conjunction with the due diligence process, the tax treatment and legal terms of the investment are considered.

The Advisor and its personnel use a range of sources to identify, evaluate, select and monitor investments for the Fund. The Advisor’s investment professionals are involved throughout the process Greg D. Anderson, Zachary Slater and Chris Snyder as the Fund’s portfolio managers, are responsible for portfolio allocation and for final investment decisions.

The Advisor typically identifies prospective investments from multiple sources, including a network of intermediaries, agents and investors, and third party databases. The initial screening process for investment opportunities is typically based on a review of offering documents or an introductory meeting for primary investments. For secondary investments, the Advisor seeks to understand key terms, cash flows, valuations, performance, large portfolio company developments, availability of discounts, and an understanding of historical performance of prior funds, if any. The Advisor’s due diligence process focuses on both investment and operational due diligence.

During its diligence process, the Advisor may review offering documents, financial statements, regulatory filings, and client correspondence, among other documents, and seek to conduct interviews with senior personnel of existing and potential Investment Fund Managers. The Advisor expects to regularly communicate with the Investment Fund Managers about the Investment Funds in which the Fund has invested or may invest, or about particular investment strategies, categories of private equity, risk management and general market trends. This interaction facilitates ongoing portfolio analysis and may help to address potential issues, such as loss of key team members or proposed changes in constituent documents. It also provides ongoing due diligence feedback, as additional investments, secondary investments and new primary investments with a particular Investment Fund Manager are considered. The Advisor may also perform background and reference checks on Investment Fund personnel.

After making an investment in an Investment Fund, and as part of its ongoing diligence process, the Advisor analyzes risk and performance; participate in periodic onsite visits; review audited and unaudited reports; monitor turnover in key personnel and changes in policies; and reviews valuation and historical cash flows. In performing some of its due diligence activities, the Advisor is required to rely on the Investment Fund Managers. No assurance can be given that all performance and other data sought by the Advisor will be accurate or will be provided on a timely basis or in the manner requested.

The conclusions of due diligence reviews are documented. The Fund’s portfolio managers may decline the opportunity, request additional information, or approve subject to tax and legal due diligence. Tax issues and legal terms of the investment are also considered.

Portfolio Construction

The Advisor manages the Fund’s portfolio with a view towards managing liquidity, maintaining a high investment level, and maximizing capital appreciation.

Accordingly, the Advisor may make investments and commitments based, in part, on anticipated future distributions from Investment Funds and other investments. The Advisor also takes other anticipated cash flows into account, such as those relating to new subscriptions, the tender of Shares by investors, and any distributions made to investors.

The Fund’s strategy is to seek to invest in a group of Investment Funds with established Investment Fund Managers across varied strategies (e.g., buyouts, growth capital, special situations, and other opportunities) or other distinguishing features, including geography (e.g., North America, Europe, Asia, and other regions, including emerging markets), and vintage year (i.e., the year in which the Investment Fund begins investing). Additionally, these Investment Fund Managers may focus their investments in particular industries in which they have expertise.

The Fund is expected to hold liquid assets to the extent required for purposes of liquidity management. To enhance the Fund’s liquidity, particularly in times of possible net outflows through the tender of Shares by investors, the Advisor may sell certain of the Fund’s assets.

The Fund is a “non-diversified” fund under the 1940 Act, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. See “Types of Investments and Related Risk Factors Non-Diversified Status.” The Advisor believes, however, that the Fund should generally maintain a portfolio of Investment Funds varied by underlying investment strategies, vintage year, geography, and Investment Fund Manager to diminish the impact on the Fund of any one Investment Fund’s losses or poor returns. There is no guarantee that the Fund will be able to avoid substantial losses as a result of poor returns with regards to any Investment Funds.

The Advisor seeks to limit the Fund’s investment in any one Investment Fund to no more than 25% of the Fund’s gross assets (measured at the time of investment and assuming all Fund assets are fully deployed). In addition, the Fund’s investment in any one Investment Fund will be limited to no more than 25% of the Investment Fund’s economic interests (measured at the time of investment) and less than 5% of the Investment Fund’s voting securities. Where only voting securities are available for purchase by the Fund, in all, or substantially all, instances, the Fund seeks to create by contract the same result as owning a non-voting security by entering into a contract, typically before the initial purchase, to relinquish the right to vote in respect of its investment. The Fund seeks to limit the amount of voting securities it owns to less than 5% of the voting securities of any Investment Fund. This limitation on owning voting securities is intended to ensure that an Investment Fund is not deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may, among other things, potentially impose limits on transactions with an Investment Fund.

The Investment Funds generally are not subject to the Fund’s investment restrictions and are generally subject to few investment limitations, including investment limitations under the 1940 Act or the Code. As a result, the Fund and, indirectly, Investors are not entitled to the protections of the 1940 Act with respect to the Investment Funds.

The Fund has no obligation to enter into any hedging transactions.

There can be no assurance that the Fund’s investment program will be successful, that the objectives of the Fund with respect to liquidity management will be achieved or that the Fund’s portfolio design and risk management strategies will be successful. Prospective investors should refer to the discussion of the risks associated with the investment strategy and structure of the Fund found under “Types of Investments and Related Risk Factors.”

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISK FACTORS

General Risks

The following risks relate to investments by the Fund and the Underlying Funds (including Investment Funds) in which it may invest:

Investment Risk. All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. An Investment Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Investor’s entire investment may be lost. No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s performance depends upon the Advisor’s selection of Investment Funds, the allocation of offering proceeds thereto and the performance of the Investment Funds. The Investment Funds’ investment activities involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors which are beyond the control of the Fund or the Investment Funds. Although the Advisor will attempt to moderate these risks, no assurance can be given that (i) the Investment Funds’ investment programs, investment strategies and investment decisions will be successful, (ii) the Investment Funds will achieve their return expectations, (iii) the Investment Funds will achieve any return of capital invested, (iv) the Fund’s investment activities will be successful, or (v) Investors will not suffer losses from an investment in the Fund.

All investments made by the Investment Funds risk the loss of capital. The Investment Funds’ results may vary substantially over time.

An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire amount invested. Global, national, regional and local reaction to any market events, natural disasters or a pandemic could impact the health of the economy, and the Fund, temporarily or for an extended period. An investment in the Fund’s shares represents an indirect investment in the investments owned by the Fund, including Investment Funds and Underlying Funds. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, and Investment Fund and Underlying Fund investments may be more volatile than other segments of the securities market. In addition, the Fund is subject to the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, tariffs and trade wars, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) climate-change and climate-related events, and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. The COVID-19 global pandemic and the aggressive responses taken by many governments had negative impacts, and in some cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the events described above would last, but there could be a prolonged period of global economic slowdown that may negatively impact the performance of the Fund’s investments or decrease the liquidity of those investments. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities is subject to market conditions and may also be affected by the prevailing regulatory or political climate. No assurance can be made that the Advisor will be able to identify and complete attractive investments in the future or that it will be able to invest fully its subscriptions. There is also the potential that the Advisor will be presented with an investment opportunity and is unable to pursue that opportunity because of a shortage of investable assets. Similarly, there is also a scenario in which the Advisor has sufficient capital on hand, but is unable to find opportunities to deploy it. This could occur for a variety of reasons but a few reasons include:

●	Private equity firms raise funds for their flagship funds intermittently and availability is sometimes limited.

●	Secondary private equity opportunities generally fluctuate with market liquidity and take several months to close.

Unspecified Investments: Dependence on the Advisor. The Advisor has complete discretion to select the Investment Funds as opportunities arise. The Fund, and, accordingly, Investors, must rely upon the ability of the Advisor to identify and implement investments for the Fund (“Fund Investments”) consistent with the Fund’s investment objective. Investors will not receive or otherwise be privy to due diligence or risk information prepared by or for the Advisor in respect of the Fund Investments. The Advisor has the authority and responsibility for asset allocation, the selection of Fund Investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Advisor to develop and implement investment strategies that achieve the investment objective of the Fund. Investors will have no right or power to participate in the management or control of the Fund or the Fund Investments, or the terms of any such investments. There can be no assurance that the Advisor will be able to select or implement successful strategies or achieve their respective investment objectives. The Fund is organized to provide Investors access to a multi-strategy investment program and not an indirect way for investors to gain access to any particular Investment Fund.

Limitations on Transfer: Shares Not Listed; No Market for Fund Shares. The transferability of Shares is subject to certain restrictions described in this Prospectus, the Investor Application and/or the Agreement and Declaration of Trust, including restrictions imposed under applicable securities laws. The Shares are not traded on any securities exchange or other market. No market currently exists for Shares, and none is expected to develop. Although the Advisor and the Fund expect to recommend to the Board that the Fund offer to repurchase up to 5% of the Shares quarterly, no assurances can be given that the Fund will do so for any particular quarter. Consequently, the Shares should only be acquired by Investors able to commit their funds for an indefinite period of time.

Closed-End Fund; Liquidity Risks. The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An Investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their Shares on a daily basis at a price based on net asset value. Shares in the Fund will not be traded on any securities exchange or other market and are subject to substantial restrictions on transfer. Although the Fund may offer to repurchase Shares from time to time, an Investor may not be able to redeem its Shares in the Fund for a substantial period of time.

Repurchase Risks. To provide liquidity to Investors, the Fund may, from time to time, offer to repurchase Shares pursuant to written tenders by Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. The Fund conducts repurchase offers on a schedule and in amounts that depend on a variety of factors. With respect to any future repurchase offer, Investors tendering their Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer, which is generally approximately 100 days prior to the date that the Shares to be repurchased are valued by the Fund (the “Tender Valuation Date”). Investors that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s net asset value calculated as of the Tender Valuation Date is able to be determined.

A 2% early repurchase fee is charged by the Fund with respect to any repurchase of Shares from an Investor at any time prior to the day immediately preceding the one-year anniversary of the Investor’s purchase of Shares. Such repurchase fee is retained by the Fund and benefits the Fund’s remaining investors. Shares tendered for repurchase are treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by an Investor may be waived or reduced by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.

The Fund may be limited in its ability to liquidate its holdings in Investment Funds to meet repurchase requests. Repurchase offers principally will be funded by cash and cash equivalents, as well as by the sale of certain liquid securities. Accordingly, the Fund may tender for fewer Shares than Investors may wish to sell, resulting in the proration of Investor repurchases, or the Fund may need to suspend or postpone repurchase offers if it is required to dispose of interests in Investment Funds and is not able to do so in a timely manner. See “Repurchases of Shares and Transfers.”

Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable for the purpose of raising cash to fund the repurchases. This could have a material adverse effect on the value of the Shares. In addition, substantial repurchases of Shares may decrease the Fund’s total assets and accordingly may increase its expenses as a percentage of average net assets. If a repurchase offer is oversubscribed by Investors who tender Shares, the Fund may repurchase a pro rata portion of the Shares tendered.

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a promissory note entitling such holder to the payment of cash in satisfaction of such repurchase. See “Repurchases of Shares and Transfers.” However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Advisor would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Investors. In the event that the Fund makes such a distribution of securities, Investors will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Borrowing. Subject to the regulatory restrictions described below, the Fund may borrow money in connection with its investment activities—i.e., the Fund may utilize leverage. The Fund may also borrow money to satisfy repurchase requests from Investors to fund capital commitments to Investment Funds, to pay operating expenses, and to otherwise provide liquidity. The Fund may borrow money through a credit facility to manage timing issues in connection with the acquisition of its investments, such as providing the Fund with temporary liquidity to fund investments in Investment Funds in advance of the Fund’s receipt of distributions from another Investment Fund. The Fund may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender may terminate or not renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments in Investment Funds at inopportune times, which may further depress returns. The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the indebtedness is incurred. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness.

Legal and Regulatory Risks. Recent legal and regulatory changes, and additional legal and regulatory changes that could occur during the term of the Fund, may substantially affect private equity funds and such changes may adversely impact the performance of the Fund. The regulation of the U.S. and non-U.S. securities and futures markets and investment funds has undergone substantial change in recent years and such change may continue. Greater regulatory scrutiny may increase the Fund’s and the Advisor’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund and the Advisor, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.

Substantial Fees and Expenses. An Investor in the Fund meeting the eligibility conditions imposed by the Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly in the Investment Funds. In addition, by investing in the Investment Funds through the Fund, an Investor in the Fund bears a portion of the Management Fee and other expenses of the Fund. An Investor in the Fund also indirectly bears a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund bears a third layer of fees. Each Investment Fund Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative. The operating expenses of an Investment Fund may include, but are not limited to, organizational and offering expenses; the cost of investments; administrative, legal and internal and external accounting fees; and extraordinary or non-recurring expenses (such as litigation or indemnification expenses). It is difficult to predict the future expenses of the Fund.

Investments in Non-Voting Interests: Inability to Vote. The Fund intends to hold its interests in the Investment Funds in non-voting form in order to avoid becoming (i) an “affiliated person” of any Investment Fund within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. In order to avoid becoming subject to certain 1940 Act prohibitions with respect to affiliated transactions, the Fund would be limited to owning less than 5% of the voting securities of each Investment Fund. This limitation on owning voting securities is intended to ensure that an Investment Fund is not deemed an “affiliated person”, which may, among other things, potentially impose limits on transactions with the Investment Funds, both by the Fund and other clients of the Advisor. Where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish the right to vote in respect of its investment. The Fund may irrevocably waive its rights (if any) to vote its interest in an Investment Fund. The Fund does not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote Investment Fund securities, the Fund will not be able to vote on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on an Investment Fund could be diminished, which may consequently adversely affect the Fund and its Investors. The waiver arrangement should benefit the Fund, as it enables the Fund to acquire more interests of an Investment Fund that the Advisor believes is desirable than the Fund would be able to if it were deemed to be an “affiliate” of the Investment Fund within the meaning of the 1940 Act.

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations. After the initial period of operations, the Fund does not intend to invest more than 25% of its gross assets (measured at the time of purchase and assuming all Fund assets are fully deployed) in any one Investment Fund.

Dilution from Subsequent Offering of Shares. The Fund may accept additional subscriptions for Shares as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Investors in the Investment Funds prior to such purchases, which could have an adverse impact on the existing Investors’ interests in the Fund if subsequent Investment Funds underperform the prior investments.

Valuations Subject to Adjustment. The valuations reported by certain Underlying Funds (including the Investment Funds), upon which the Fund determines its net asset value calculated as of month-end and the net asset value of each Share, may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Underlying Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Investors who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Investors under certain circumstances as described in “Repurchases of Shares and Transfers.” As a result, to the extent that such subsequently adjusted valuations from an Underlying Fund or revisions to the net asset value of an Underlying Fund or direct private equity investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Investors who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Investors who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Investors may be affected in a similar way.

Reporting Requirements. Investors who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, or the 1940 Act and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Investors or to notify Investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.

Limited Operating History of Fund Investments. Many of the Underlying Funds (including Investment Funds) may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Advisor to evaluate past performance or to validate the investment strategies of such Underlying Funds will be limited. Moreover, even to the extent an Underlying Fund has a longer operating history, the past investment performance of any of the underlying Fund investments should not be construed as an indication of the future results of such investments, particularly as the investment professionals responsible for the performance of such Underlying Funds may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Advisor relies upon information provided to it by the Underlying Funds that is not, and cannot be, independently verified.

Nature of Portfolio Companies. The Investment Funds and certain other Underlying Funds will include direct and indirect investments in various companies, ventures and businesses (“Portfolio Companies”). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. These investments may also include Portfolio Companies that are in a state of distress or that have a poor record and are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Defaulted Debt Securities and Other Securities of Distressed Companies. The Underlying Funds may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds or leveraged loans) or investments in securities of distressed companies. Such investments involve substantial risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in a private business (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. Investment in private equity involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity to obtain the required financing.

Venture Capital. An Investment Fund or other Underlying Fund may invest in venture capital. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development.

Mezzanine Investments. An Investment Fund or other Underlying Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the borrower.

Real Estate Investments. The Fund may be exposed to real estate risk through the Investment Funds or other Underlying Funds. Real estate funds are subject to risks associated with the ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks, such as the recent events described above). Some real estate funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such real estate fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate fund holds, which could reduce the cash flow needed to make distributions to investors. In addition, real estate funds may also be affected by tax and regulatory requirements impacting the real estate fund’s ability to qualify for preferential tax treatments or exemptions. Moreover, in order to satisfy certain of the requirements for qualification as a RIC under the Code, the Fund’s ability to invest in real estate (both directly and indirectly) may be limited.

Small- and Medium-Capitalization Companies. Some Underlying Funds (including Investment Funds) may invest a portion of their assets in Portfolio Companies with small- to medium-sized market capitalizations. While such investments may provide significant potential for appreciation, they may also involve higher risks than do investments in securities of larger companies. For example, the risk of bankruptcy or insolvency is higher than for larger, “blue-chip” companies.

Geographic Concentration Risks. An Underlying Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by an Underlying Fund. In addition, the investments of such an Underlying Fund will be disproportionately exposed to the risks associated with the region of concentration.

Foreign Investment Risk. An Underlying Fund may make foreign investments. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Emerging Markets. Some Underlying Funds may invest in Portfolio Companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

Sector Exposure. An Underlying Fund may focus its investments in specific industry sectors. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by an Underlying Fund. In addition, the investments of such an Underlying Fund will be disproportionately exposed to the risks associated with the industry sectors of focus.

Utilities and Energy Sectors. Energy companies may be significantly affected by outdated technology, short product cycles, falling prices and profits, market competition and risks associated with using hazardous materials. Energy companies may also be negatively affected by legislation that results in stricter government regulations and enforcement policies or specific expenditures. An Underlying Fund may invest in Portfolio Companies in the utilities sector, thereby exposing the Underlying Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising.

Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.

Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and can fluctuate as a result of increased competition or changing interest rates. In addition, the recent period of reduced credit market liquidity and other recent events in the financial sector have resulted in a high degree of volatility in the financial markets, and has negatively affected many financial services companies, such as by causing such companies’ values to decline.

Currency Risk. Underlying Funds may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund investments are denominated against the U.S. dollar may result in a decrease in the Fund’s net asset value. The Advisor may or may not elect to hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Risks Relating to Accounting, Auditing and Financial Reporting, etc. Certain of the Underlying Funds may invest in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and an Underlying Fund may be incomplete, inaccurate and/or significantly delayed. The Underlying Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Valuation of the Fund’s Interests in Underlying Funds. The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Funds on a daily, monthly, or even quarterly basis (with respect to most Investment Funds). A large percentage of the securities in which the Investment Funds or certain other Underlying Funds invest does not have a readily ascertainable market price and is valued by the Underlying Fund. In this regard, an Underlying Fund may face a conflict of interest in valuing the securities, as their value may affect the Underlying Fund’s compensation or its ability to raise additional funds. When investing in an Underlying Fund (other than publicly offered mutual funds and ETFs), the Advisor conducts a due diligence review of the valuation methodology utilized by the Underlying Fund, which includes a determination whether the Underlying Fund utilizes market values when available, and otherwise utilizes principles of fair value which the Advisor believes are consistent with those used by the Fund. However, no assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Underlying Fund, the accuracy of the valuations provided by the Underlying Funds, that the Underlying Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Underlying Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. In addition, global, national, regional and local market events, natural disasters or a pandemic could cause delays in reporting of valuations (and thus delays in the Fund’s financial reports to shareholders), temporarily or for an extended period. The Advisor oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Board. The Advisor may face conflicts of interest in overseeing the valuation of the Fund’s investments, as the value of the Fund’s investments affect the Advisor’s compensation. Moreover, the Advisor generally does not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by an Underlying Fund. Further, such information is generally provided on a quarterly basis while the Fund provides valuations on a monthly basis.

An Underlying Fund’s information could be inaccurate due to fraudulent activity, misevaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time, if ever. Even if the Advisor elects to cause the Fund to sell its interests in such an Underlying Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Underlying Fund’s valuations of such interests could remain subject to such fraud or error, and the Advisor may, determine to discount the value of the interests or value them at zero. All valuations are subject to the review and final approval by the Board.

Investors should be aware that situations involving uncertainties as to the valuations by Underlying Funds could have a material adverse effect on the Fund if the judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.

Indemnification of Underlying Funds, Investment Fund Managers and Others. The Fund may be required to indemnify certain of the Underlying Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in reliance upon information provided by the Fund. If the Fund was required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Similar indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

Termination of the Fund’s Interest in an Underlying Fund. An Underlying Fund may, among other things, terminate the Fund’s interest in that Underlying Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Underlying Fund or if the continued participation of the Fund in the Underlying Fund would have a material adverse effect on the Underlying Fund or its assets.

General Risks of Secondary Investments. The overall performance of the Fund’s secondary investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Advisor considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires an Underlying Fund interest as a secondary investment, the Fund does generally not have the ability to modify or amend such Underlying Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Contingent Liabilities Associated with Secondary Investments. Where the Fund acquires certain Underlying Fund interests as a secondary investment, the Fund may acquire contingent liabilities associated with such interests. Specifically, where the seller has received distributions from the relevant Underlying Fund and, subsequently, that Underlying Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Underlying Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Underlying Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

Risks Relating to Secondary Investments Involving Syndicates. The Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Commitment Strategy. The Fund seeks to maintain sufficient access to liquid assets in anticipation of funding capital calls. The Fund is required to make incremental contributions pursuant to capital calls issued from time to time by certain Underlying Funds (including Investment Funds).

Holding a sizeable cash position may result in lower returns than if the Fund employs an “over-commitment” strategy, in order to maximize its exposure to Investment Funds. However, an inadequate cash position presents other risks to the Fund, including the potential inability to fund capital contributions, to pay for repurchases of Shares tendered by Investors or to meet expenses generally. Moreover, if the Fund defaults on its commitments or fails to satisfy capital calls in a timely manner then, generally, it is subject to significant penalties, such as the forfeiture of some or all of the Fund’s capital contribution to such Underlying Fund. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) indirectly cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Underlying Funds (including the forfeiture of a portion of the Fund’s capital contribution to such Underlying Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Investment Companies. The Fund may invest in investment companies such as open-end registered funds, closed-end funds, and exchange traded funds, or private funds exempt from registration such as hedge funds, private credit funds, and private equity funds. Section 12(d)(1)(A) of the 1940 Act provides that the registered investment companies may not: (1) purchase more than 3% of a registered investment company’s outstanding voting securities; (2) invest more than 5% of its assets in any single such registered investment company (the “5% Limit”), and (3) invest more than 10% of its assets in registered investment companies overall (the “10% Limit”).

Statutory Exemption from 5% and 10% Limits. The Fund may exceed these statutory limits when permitted by SEC order or other applicable law or regulatory guidance. The SEC has adopted certain regulatory changes and taken other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the rescission of certain SEC exemptive orders permitting investments in excess of the statutory limits and the withdrawal of certain related SEC staff no-action letters, and the adoption of Rule 12d1-4 under the 1940 Act. Rule 12d1-4 permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. Investment companies are no longer be able to rely on the aforementioned exemptive orders and no-action letters, and are subject instead to Rule 12d1-4 and other applicable rules under Section 12(d)(1).

In addition, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding voting securities of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 1⁄2%. A registered investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such registered investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Advisor acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to registered investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Regulatory Exemption from Sales Load Limit. Further, if the Fund chooses to rely on Section 12(d)(1)(F), the Fund may also rely on Rule 12d1-3, which allows unaffiliated registered funds to exceed the 1.5% sales load limit and still rely on the exemption provided by Section 12(d)(1)(F) provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

Purchases by “Affiliated Persons” of the Fund. The Fund and any “affiliated persons,” as defined by the 1940 Act, in reliance on Section 12(d)(1)(F) of the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding voting securities of any one Underlying Fund. Accordingly, when affiliated persons hold shares of any of the Underlying Funds, the Fund’s ability to invest fully in shares of those funds may be restricted, and the Advisor must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an Underlying Fund whose shares are purchased by the Fund in the foregoing manner will be obligated to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days. These limitations do not apply to the acquisition of Shares of any registered investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all of the assets of another registered investment company.

The Fund, as a holder of the securities of other investment companies, bears its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses incurred by the Fund.

Cash, Cash Equivalents, Investment Grade Bonds, Money Market Instruments. The Fund, and Underlying Funds, may invest, including for defensive purposes, some or all of their respective assets in high-quality fixed-income securities, money market instruments and money market mutual funds, or hold cash or cash equivalents in such amounts as the Advisor or Underlying Fund managers deem appropriate under the circumstances. In addition, the Fund or an Underlying Fund may invest in these instruments pending allocation of its respective offering proceeds, and the Fund will seek to maintain sufficient access to liquid assets, which, in addition to any available line of credit, will be sufficient to satisfy anticipated capital calls from Underlying Funds. Money market instruments are high-quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the associated total return. Credit risk may be substantial for the Fund in connection with its investment in private credit funds, or other Underlying Funds.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies such as the Fund and its service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cyber-attacks result from deliberate attacks but unintentional events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial-of-service attacks on fund websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund or the Advisor, NLD, the Fund’s custodians, transfer agent, selling agents and/or other third party service providers may adversely impact the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund may also incur substantial costs for cyber security risk management in order to prevent any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result. While the Fund or the Fund’s service providers have established business continuity plans and systems designed to prevent such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks are also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment therein to lose value.

Private Credit Fund Risks. The Fund is subject to all risks associated with the private credit funds in which it may invest. Such private credit strategies may involve a variety of debt investing. Prepayment risk is associated with debt investment strategies, including investments in mortgages or mortgage-related securities, consumer credit or corporate credit. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of such investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for such investments to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of its manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Investments in mortgages or mortgage-related securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset backed securities may be secured by pools of loans, such as student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities may decline and, therefore, may not be adequate to cover underlying investors. Mortgage-related securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets, have experienced weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards and other loans that may collateralize the securities in which an Underlying Fund may invest could negatively impact the value of its investments. To the extent an Underlying Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, it may be more susceptible to risk factors affecting such types of securities.

These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default.

Business Development Company Risk. BDCs carry risks similar to those of a private equity or venture capital fund. The securities of a BDC are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. A BDC is a form of investment company that is required to invest at least 70% of its total assets in securities (typically debt) of private companies, thinly traded U.S. public companies, or short-term high quality debt securities. The BDCs held by the Fund may leverage their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises. A significant portion of a BDC’s investments is recorded at fair value as determined by its board of directors which may create uncertainty as to the value of the BDC’s investments.

Non-traded BDCs are subject to significant commissions, expenses and offering and organizational costs that reduce the value of an investor’s (including the Fund’s) investments. Non-traded BDCs are not liquid, and investments in non-traded BDCs may not be accessible for an extended period of time. Redemption programs offered by non-traded BDCs may have significant restrictions, such as caps on the amount of shares that can be redeemed annually, limits on the amounts and sources of funds that may be used to fund redemptions and the ability of the non-traded BDC to suspend or terminate the program at its discretion. There is no guarantee of any specific return on the principal amount or the repayment of all or a portion of the principal amount invested in non-traded BDCs. In addition, there is no guarantee that investors (including the Fund) will receive a distribution from a non-traded BDC.

Other Risks

Investing in the Fund involves risks other than those associated with investments made by the Investment Funds. Some of these risks are described below:

Incentive Allocation Arrangements. Each Investment Fund Manager may receive a performance fee, carried interest or incentive allocation generally equal to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a high water mark, hurdle amount and clawback provisions. These performance incentives may create an incentive for the Investment Fund Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities is subject to market conditions and may also be affected by the prevailing regulatory or political climate. No assurance can be made that the Advisor will be able to identify and complete attractive investments in the future or that it will be able to invest fully its subscriptions. Other investment vehicles managed or advised by the Advisor and its affiliates may seek investment opportunities similar to those the Fund may be seeking. The Advisor attempts to allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles. Similarly, identifying attractive investment opportunities for an Investment Fund is difficult and involves a high degree of uncertainty. Even if an Investment Fund Manager identifies an attractive investment opportunity, an Investment Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If such liabilities were to arise, or if such litigation were to be resolved in a manner that adversely affected the Investment Funds, those Investment Funds would likely incur losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be proportionate to the risk of investment in the Fund. Potential Investors should not invest in the Fund unless they have the resources to sustain the loss of their entire investment.

Inside Information. From time to time, the Fund or an Investment Fund or their respective affiliates may come into possession of material, non-public information concerning an entity or issuer in which the Fund or an Investment Fund has invested or may invest. The possession of such information may limit the Fund’s or the Investment Fund’s ability to buy or sell securities of the issuer.

Recourse to the Fund’s Assets. The Fund’s assets, and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Possible Exclusion of Investors Based on Certain Detrimental Effects. The Fund may repurchase Fund Shares held by an Investor or other person acquiring Shares from or through an Investor, if: (i) the Shares have been transferred or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Investor, (ii) ownership of the Shares by the Investor or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction, (iii) continued ownership of the Shares by the Investor or other person may be harmful or injurious to the business or reputation of the Fund, or may subject the Fund or any Investor to an undue risk of adverse tax or other fiscal or regulatory consequences, (iv) any of the representations and warranties made by the Investor or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true, (v) the Investor is subject to special regulatory or compliance requirements, and the Fund determines that the Investor is likely to be subject to additional regulatory or compliance requirements under these special laws or regulations by virtue of continuing to hold the Shares, (vi) the Investor’s investment balance falls below $50,000, or (vii) the Fund or the Board determines that the repurchase of the Shares would be in the interest of the Fund. These provisions may, in effect, deprive an Investor in the Fund of an opportunity for a return that might be received by other Investors. Any such repurchases may affect the Fund’s decision to permit Investors to tender Shares.

Potential Significant Effect of the Performance of a Limited Number of Investments or Strategies. The Advisor expects that the Fund will participate in multiple Investments. The Fund may, however, make investments in a limited number of the Investment Funds and Investment Funds may make investments in a limited number of Portfolio Companies. In either instance, these limited numbers of investments may have a significant effect on the performance of the Fund. In addition, the Fund may invest a substantial portion of its assets in Investment Funds that follow a particular investment strategy. In such event, the Fund would be exposed to the risks associated with that strategy to a greater extent than it would if the Fund’s assets were invested more broadly among Investment Funds pursuing various investment strategies. Because the Fund emphasizes investment allocations to Investment Funds, the performance of the Fund may be significantly affected by changes in the resources, financial condition and reputation of the Fund manager, and the Fund may be less diversified, and subject to greater concentration risk, than other funds of private equity funds.

Sub-Placement Agent Risk. It is expected that Investors will invest in the Fund pursuant to pre-existing relationships with Sub-Placement Agents. When a limited number of Sub-Placement Agents represent a large percentage of Investors, actions recommended by Sub-Placement Agents may result in significant and undesirable variability in terms of Investor subscription or tender activity. Additionally, it is possible that if a matter is put to a vote at a meeting of Investors, clients of a single Sub-Placement Agent may vote as a block, if so recommended by the Sub-Placement Agents.

Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and make substantial distributions before requalifying as a RIC that is accorded special tax treatment. The Fund expects that it may not qualify for RIC status for its initial fiscal year-end, but does expect to qualify in subsequent years. Nonetheless, there can be no assurance that the Fund will so qualify and be eligible.

Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Advisor obtain information from or about the Investment Funds in which the Fund is invested. However, Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisor to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise comply with Subchapter M of the Code, and ultimately may limit the universe of Investment Funds in which the Fund can invest. Furthermore, although the Fund expects to receive information from each Investment Fund Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information.

If before the end of any quarter of its taxable year, the Fund believes that it may fail the asset diversification requirement, the Fund may seek to take certain actions to avert such a failure. The Fund may try to acquire additional interests in Investment Funds to bring the Fund into compliance with the asset diversification test. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult for the Fund to pursue because of the limited liquidity of the interests in the Investment Funds. While relevant tax provisions afford the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a sale of an Investment Fund may limit utilization of this cure period. In certain cases, the Fund may be afforded a longer cure period under savings provisions contained in the Regulated Investment Company Modernization Act

of 2010. However, the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Investors. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions. In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the underlying Investment Funds. If the Fund does not receive accurate information from the Investment Funds, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring the excise tax on undistributed income. (See “Certain Tax Considerations.”)

The Fund’s use of cash to repurchase shares could adversely affect its ability to satisfy the distribution requirements for treatment as a RIC. The Fund could also recognize income in connection with its liquidation of portfolio securities to fund share repurchases. Any such income would be taken into account in determining whether the distribution requirements are satisfied, and to the extent that additional distributions are required, could generate additional taxable income for those shareholders receiving such additional distributions, either as ordinary income or long-term capital gain, as described above. Furthermore, if the Fund is unable to liquidate portfolio securities in a manner that would enable the Fund to meet the income and asset diversification tests, the Fund could fail to qualify as a RIC, with the adverse consequences as set forth above.

In addition, the Fund may directly or indirectly invest in Investment Funds or Portfolio Companies located outside the United States. Such Investment Funds and Portfolio Companies may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. Further, adverse United States tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “passive foreign investment companies” (see “Certain Tax Considerations—Passive Foreign Investment Companies”).

The success of an Investment Fund’s activities will typically depend on the ability of the relevant Investment Fund Manager to identify investment opportunities, enhance portfolio company value and to see when target improvements/value is reached. The Fund should be considered a speculative investment, and you should invest in the Fund only if you can sustain a complete loss of your investment.

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective Investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, or market conditions change or develop, an investment in the Fund may be subject to risk factors not described in this Prospectus.

No guarantee or representation is made that the investment program of the Fund or any Investment Fund will be successful, that the various Investment Funds selected will produce positive returns or that the Fund will achieve their investment objective.

On November 30, 2012, the CFTC staff issued no-action relief from CPO registration to operators of “funds of funds” (“CFTC Relief”). The CFTC Relief expires six months after the CFTC staff issues revised guidance on the application of the trading restrictions applicable to operators of “funds of funds” registered with the SEC that wish to qualify for the exclusion from the definition of a CPO under CFTC Regulation 4.5. The CFTC has not proposed any guidance on the application of CFTC Regulation 4.5 to “funds of funds”. It is possible that the Advisor could be limited in its ability to invest in Underlying Funds that use futures or options on futures or engage in swaps transactions to qualify for the exclusion under CFTC Regulation 4.5.

In the event the Advisor fails to qualify for the exclusion from CPO registration requirements under CFTC Regulation 4.5 should the CFTC Relief expire and it is required to register with the CFTC as a CPO with respect to the Fund, it will become subject to various disclosure, recordkeeping and reporting requirements applicable to registered CPOs and will likely be required to provide to the investors certified annual reports prepared in accordance with the relevant CFTC Regulations, which may increase the Fund’s expenses.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

REPURCHASES OF SHARES AND TRANSFERS

No Right of Redemption or Repurchase

No Investor or other person holding any Fund Shares acquired from an Investor has the right to require the Fund to redeem or repurchase any Shares. No public market for the Shares exists, and none is expected to develop in the future. As a result, Investors may not be able to liquidate their investment other than through repurchases of Shares by the Fund, as described below.

Repurchases of Shares

The Fund may, from time to time, provide liquidity to Investors by offering to repurchase Shares pursuant to written tenders by Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. Investors tendering Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer, which generally is approximately 75 days prior to the date that the Shares to be repurchased are valued by the Fund. Investors that elect to tender their Shares in the Fund will not know the price at which such Shares will be repurchased until such valuation date. In no case will the Fund make full cash payment for Shares later than 65 days after the last day that Shares may be tendered pursuant to the repurchase offer, except that full payment of a 5% Post-Audit Payment may be made no later than 5 business days after completion of the annual audit.

In determining whether the Fund should offer to repurchase Shares, the Board considers the recommendations of the Advisor as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Advisor anticipates that, generally, the Advisor will recommend to the Board that the Fund offer to repurchase Shares from Investors on a quarterly basis, with such repurchases to occur as of each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day) (each such date is referred to as a “Tender Valuation Date”). The Advisor expects that, generally, it will recommend to the Board that each repurchase offer made during the calendar quarters (i.e., quarters ending March 31, June 30, September 30 and December 31) should apply to no more than 5% of the net assets of the Fund. Each repurchase offer generally commences approximately 100 days prior to the applicable Tender Valuation Date.

In determining whether to accept a recommendation to conduct a repurchase offer at any such time, the Board considers the following factors, among others:

●	whether any Investors have requested to tender Shares to the Fund;

●	the liquidity of the Fund’s assets (including fees and costs associated with disposing of the Fund’s interests in underlying Investment Funds);

●	the investment plans and working capital and reserve requirements of the Fund;

●	the relative economies of scale of the tenders with respect to the size of the Fund;

●	the history of the Fund in repurchasing Shares;

●	the availability of information as to the value of the Fund’s investments in underlying Investment Funds;

●	the existing conditions of the securities markets and the economy generally, as well as political, national or international developments or current affairs;

●	any anticipated tax consequences to the Fund of any proposed repurchases of Shares; and

●	the recommendations of the Advisor.

The Fund repurchases Shares from Investors pursuant to written tenders on terms and conditions that the Board determines to be fair to the Fund and to all Investors. When the Board determines that the Fund will repurchase Shares, notice will be provided to Investors describing the terms of the offer, containing information Investors should consider in deciding whether to participate in the repurchase opportunity and containing information on how to participate. Investors deciding whether to tender their Shares during the period that a repurchase offer is open may obtain the Fund’s net asset value per share by contacting the Advisor during the period.

Subject to applicable law, the Agreement and Declaration of Trust provides that after the first two full years of operations, if an Investor submits to the Fund a written request to commence a repurchase offer and the Fund does not commence a repurchase offer of at least 5% of the net assets of the Fund within a period of two years from the date of such written request, the Fund will thereafter offer to all then Investors the opportunity to remain in the Fund or elect to contribute their Shares to a special purpose vehicle (an “SPV”) that will seek to liquidate at least 90% of its assets within three full fiscal years of such contribution. Any such SPV will not bear any investment advisory or investment management fees after the three fiscal year period.

If a repurchase offer is oversubscribed by Investors who tender Shares, the Fund may extend the repurchase offer, repurchase a pro rata portion of the Shares tendered, or take any other action permitted by applicable law. In addition, the Fund may repurchase Shares of Investors if, among other reasons, the Board determines that such repurchase would be in the interests of the Fund.

Repurchases are effective after receipt and acceptance by the Fund of eligible written tenders of Shares from Investors by the applicable repurchase offer deadline.

The Fund does not impose any charges in connection with repurchases of Shares unless the Share is held for less than one year. A 2% early repurchase fee (the “Early Repurchase Fee”) is charged by the Fund with respect to any repurchase of Shares from an Investor at any time prior to the day immediately preceding the one-year anniversary of the Investor’s purchase of the Shares. The Early Repurchase Fee is retained by the Fund and will be for the benefit of the Fund’s remaining Investors. Shares tendered for repurchase are treated as having been repurchased on a “first in —first out” basis. Shares are repurchased by the Fund after the Management Fee has been deducted from the Fund’s assets as of the end of the quarter in which the repurchase occurs (i.e., the accrued Management Fee for the quarter in which Shares are to be repurchased is deducted before effecting the repurchase).

In light of liquidity constraints associated with the Fund’s investments in Investment Funds, each repurchase offer will generally commences approximately 100 days prior to the applicable Tender Valuation Date. Tenders are revocable upon written notice to the Fund at any time up to prior to the Tender Valuation Date (such deadline for revocation being the “Expiration Date”). If a repurchase offer is extended, the Expiration Date will be extended accordingly.

If the Fund’s repurchase procedures must be revised in order to comply with regulatory requirements, the Board will adopt modified procedures reasonably designed to provide Investors substantially the same liquidity for Shares as would be available under the procedures described above. The Fund may not be able to guarantee liquidity to Investors through repurchase offers, as the Fund may be limited in its ability to liquidate its holdings in Investment Funds to meet repurchase requests. Repurchase offers principally are funded by cash and cash equivalents, as well as by the sale of certain liquid securities. Accordingly, the Fund may need to suspend or postpone repurchase offers if it is required to dispose of interests in Investment Funds and is not able to do so in a timely manner.

As described above, in certain circumstances the Board may determine not to conduct a repurchase offer, or to conduct a repurchase offer of less than 5% of the Fund’s net assets. In particular, during periods of financial market stress, the Board may determine that some or all of the Fund’s investments cannot be liquidated at their fair value, making a determination not to conduct repurchase offers more likely.

The Fund may be required to liquidate portfolio holdings earlier than the Advisor would have desired in order to meet the repurchase requests. Such necessary liquidations may potentially result in losses to the Fund and may increase the Fund’s investment related expenses as a result of higher portfolio turnover rates. The Advisor intends to take measures, subject to policies as may be established by the Board, to attempt to avoid or minimize potential losses and expenses resulting from the repurchase of Shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect investors who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income.

An Investor tendering for repurchase only a portion of its Shares must maintain an investment balance of at least his investment minimum after the repurchase is effected. If an Investor tenders an amount that would cause the Investor’s investment balance to fall below the required minimum, the Fund reserves the right to reduce the amount to be repurchased from the Investor so that the required minimum balance is maintained. The Fund may also repurchase all of the Investor’s Shares in the Fund.

The Fund may repurchase Shares without consent or other action by the Investor or other person if the Board determines that:

●	the Shares have been transferred or have vested in any person other than by operation of law (i.e., the result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Investor);

●	ownership of Shares by an Investor or other person is likely to cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

●	continued ownership of Shares by an Investor may be harmful or injurious to the business or reputation of the Fund, or may subject the Fund or any Investor to an undue risk of adverse tax or other fiscal or regulatory consequences;

●	any of the representations and warranties made by an Investor or other person in connection with the acquisition of Shares was not true when made or has ceased to be true;

●	with respect to an Investor subject to special laws or regulations, the Investor is likely to be subject to additional regulatory or compliance requirements under these special laws or regulations by virtue of continuing to hold any Shares;

●	the investment balance of the Investor falls below the required minimum; or

●	it would be in the interest of the Fund for the Fund to repurchase the Shares.

In the event that the Advisor or any of its affiliates holds Shares in the capacity of an Investor, the Shares may be tendered for repurchase in connection with any repurchase offer made by the Fund.

Transfers of Shares

Shares may be transferred or pledged only (i) by operation of law pursuant to the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of an Investor or (ii) with the written consent of the Fund, which may be withheld in its sole and absolute discretion and is expected to be granted, if at all, only in limited circumstances. Notice to the Fund of any proposed disposition must include evidence satisfactory to the Fund that the proposed transferee meets any requirements imposed by the Fund with respect to Investor eligibility and suitability, including the requirement that any Investor at the time of purchase be an Eligible Investor, and must be accompanied by a properly completed Investor Application.

Each Investor and transferee is required to pay all expenses, including attorneys’ and accountants’ fees, incurred by the Fund in connection with such disposition. If such a transferee does not meet the Investor eligibility requirements, the Fund reserves the right to repurchase the Shares transferred.

By purchasing Shares of the Fund, each Investor agrees to indemnify and hold harmless the Fund, the Trustees, the Advisor, each other Investor and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses, including legal or other expenses incurred in investigating or defending against any such losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement, joint or several, to which such persons may become subject by reason of or arising from any disposition made by such Investor in violation of these provisions or any misrepresentation made by such Investor in connection with any such transfer.

Security Preemptive and Other Rights [Text Block]

No Right of Redemption or Repurchase

No Investor or other person holding any Fund Shares acquired from an Investor has the right to require the Fund to redeem or repurchase any Shares. No public market for the Shares exists, and none is expected to develop in the future. As a result, Investors may not be able to liquidate their investment other than through repurchases of Shares by the Fund, as described below.

Security Obligations of Ownership [Text Block]

In determining whether to accept a recommendation to conduct a repurchase offer at any such time, the Board considers the following factors, among others:

●	whether any Investors have requested to tender Shares to the Fund;

●	the liquidity of the Fund’s assets (including fees and costs associated with disposing of the Fund’s interests in underlying Investment Funds);

●	the investment plans and working capital and reserve requirements of the Fund;

●	the relative economies of scale of the tenders with respect to the size of the Fund;

●	the history of the Fund in repurchasing Shares;

●	the availability of information as to the value of the Fund’s investments in underlying Investment Funds;

●	the existing conditions of the securities markets and the economy generally, as well as political, national or international developments or current affairs;

●	any anticipated tax consequences to the Fund of any proposed repurchases of Shares; and

●	the recommendations of the Advisor.

Distributions May Reduce Principal [Text Block]

DISTRIBUTION POLICY; DIVIDENDS

The Fund intends to make quarterly distributions to shareholders and dividends will be paid at least annually on the Shares in amounts representing substantially all of the net investment income, if any, earned each year. Payments on the Shares may vary in amount depending on investment income received and expenses of operation.

Substantially all of any taxable net capital gain realized on investments will be paid to Investors at least annually. In addition, depending upon the performance of the Fund’s investments, the related growth of the Fund’s net assets, and the availability of attractive investment opportunities, the Fund may from time to time make a distribution that constitutes a return of capital for federal income tax purposes—that is to say, the Fund will effectively be returning to each Investor a portion of the Investor’s initial investment in the Fund. A return of capital will not be taxable to Investors at the time of its payment. It will, however, decrease an Investor’s tax basis in his or her Shares. For example, if an Investor has a basis in his Shares of $100,000 and then receives a return of capital of $5,000, the Investor will not have to pay taxes on the return of capital when the Investor receives it. However, the Investor’s tax basis in his Shares will be reduced from $100,000 to $95,000. If the Investor later tenders his Shares for $105,000, the Investor will have a taxable gain of $10,000 instead of only $5,000 had there not been any prior return of capital. See “Certain Tax Considerations—Distributions” and “Income from Repurchases and Transfers of Shares.”

The net asset value of each Share that an Investor owns will be reduced by the amount of the distributions or dividends that the Investor receives in respect of Shares.

An Investor’s dividends and capital gain distributions will be automatically reinvested if the Investor does not instruct UFS otherwise. An Investor who elects not to reinvest will generally receive both dividends and capital gain distributions in cash. The Fund may limit the extent to which any distributions that are returns of capital may be reinvested in the Fund.

Shares will be issued at their net asset value on the ex-dividend date; there is no sales charge or other charge for reinvestment. Investors may elect initially not to reinvest by indicating that choice on the Investor Application. Investors are free to change their election at any time by contacting UFS. Your request must be received by UFS before the record date to be effective for that dividend or capital gain distribution.

The Fund reserves the right to suspend at any time the ability of Investors to reinvest distributions and to require Investors to receive all distributions in cash, or to limit the maximum amount that may be reinvested, either as a dollar amount or as a percentage of distributions. The Fund may determine to do so if, for example, the amount being reinvested by Investors exceeds the available investment opportunities that the Advisor considers suitable for the Fund.

Outstanding Securities [Table Text Block]
	Amount	Amount Held by Fund	Amount Outstanding Excluding
Title of Class	Authorized	or for its Account	Amount Held by Fund or for its Account
Class A Shares	Unlimited	0	1,126,660
Class I Shares	Unlimited	0	7,364,547
Class II Shares	Unlimited	0	509,783
Class L Shares	Unlimited	0	351,959

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Risk. All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. An Investment Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Investor’s entire investment may be lost. No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s performance depends upon the Advisor’s selection of Investment Funds, the allocation of offering proceeds thereto and the performance of the Investment Funds. The Investment Funds’ investment activities involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors which are beyond the control of the Fund or the Investment Funds. Although the Advisor will attempt to moderate these risks, no assurance can be given that (i) the Investment Funds’ investment programs, investment strategies and investment decisions will be successful, (ii) the Investment Funds will achieve their return expectations, (iii) the Investment Funds will achieve any return of capital invested, (iv) the Fund’s investment activities will be successful, or (v) Investors will not suffer losses from an investment in the Fund.

All investments made by the Investment Funds risk the loss of capital. The Investment Funds’ results may vary substantially over time.

An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire amount invested. Global, national, regional and local reaction to any market events, natural disasters or a pandemic could impact the health of the economy, and the Fund, temporarily or for an extended period. An investment in the Fund’s shares represents an indirect investment in the investments owned by the Fund, including Investment Funds and Underlying Funds. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, and Investment Fund and Underlying Fund investments may be more volatile than other segments of the securities market. In addition, the Fund is subject to the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, tariffs and trade wars, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) climate-change and climate-related events, and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. The COVID-19 global pandemic and the aggressive responses taken by many governments had negative impacts, and in some cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the events described above would last, but there could be a prolonged period of global economic slowdown that may negatively impact the performance of the Fund’s investments or decrease the liquidity of those investments. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Availability Of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities is subject to market conditions and may also be affected by the prevailing regulatory or political climate. No assurance can be made that the Advisor will be able to identify and complete attractive investments in the future or that it will be able to invest fully its subscriptions. There is also the potential that the Advisor will be presented with an investment opportunity and is unable to pursue that opportunity because of a shortage of investable assets. Similarly, there is also a scenario in which the Advisor has sufficient capital on hand, but is unable to find opportunities to deploy it. This could occur for a variety of reasons but a few reasons include:

●	Private equity firms raise funds for their flagship funds intermittently and availability is sometimes limited.

●	Secondary private equity opportunities generally fluctuate with market liquidity and take several months to close.

Unspecified Investments Dependence Onthe Advisor [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unspecified Investments: Dependence on the Advisor. The Advisor has complete discretion to select the Investment Funds as opportunities arise. The Fund, and, accordingly, Investors, must rely upon the ability of the Advisor to identify and implement investments for the Fund (“Fund Investments”) consistent with the Fund’s investment objective. Investors will not receive or otherwise be privy to due diligence or risk information prepared by or for the Advisor in respect of the Fund Investments. The Advisor has the authority and responsibility for asset allocation, the selection of Fund Investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Advisor to develop and implement investment strategies that achieve the investment objective of the Fund. Investors will have no right or power to participate in the management or control of the Fund or the Fund Investments, or the terms of any such investments. There can be no assurance that the Advisor will be able to select or implement successful strategies or achieve their respective investment objectives. The Fund is organized to provide Investors access to a multi-strategy investment program and not an indirect way for investors to gain access to any particular Investment Fund.

Limitations On Transfer Shares Not Listed No Market For Fund Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Transfer: Shares Not Listed; No Market for Fund Shares. The transferability of Shares is subject to certain restrictions described in this Prospectus, the Investor Application and/or the Agreement and Declaration of Trust, including restrictions imposed under applicable securities laws. The Shares are not traded on any securities exchange or other market. No market currently exists for Shares, and none is expected to develop. Although the Advisor and the Fund expect to recommend to the Board that the Fund offer to repurchase up to 5% of the Shares quarterly, no assurances can be given that the Fund will do so for any particular quarter. Consequently, the Shares should only be acquired by Investors able to commit their funds for an indefinite period of time.

Closed End Fund Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund; Liquidity Risks. The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An Investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their Shares on a daily basis at a price based on net asset value. Shares in the Fund will not be traded on any securities exchange or other market and are subject to substantial restrictions on transfer. Although the Fund may offer to repurchase Shares from time to time, an Investor may not be able to redeem its Shares in the Fund for a substantial period of time.

Repurchase Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Risks. To provide liquidity to Investors, the Fund may, from time to time, offer to repurchase Shares pursuant to written tenders by Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. The Fund conducts repurchase offers on a schedule and in amounts that depend on a variety of factors. With respect to any future repurchase offer, Investors tendering their Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer, which is generally approximately 100 days prior to the date that the Shares to be repurchased are valued by the Fund (the “Tender Valuation Date”). Investors that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s net asset value calculated as of the Tender Valuation Date is able to be determined.

A 2% early repurchase fee is charged by the Fund with respect to any repurchase of Shares from an Investor at any time prior to the day immediately preceding the one-year anniversary of the Investor’s purchase of Shares. Such repurchase fee is retained by the Fund and benefits the Fund’s remaining investors. Shares tendered for repurchase are treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by an Investor may be waived or reduced by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.

The Fund may be limited in its ability to liquidate its holdings in Investment Funds to meet repurchase requests. Repurchase offers principally will be funded by cash and cash equivalents, as well as by the sale of certain liquid securities. Accordingly, the Fund may tender for fewer Shares than Investors may wish to sell, resulting in the proration of Investor repurchases, or the Fund may need to suspend or postpone repurchase offers if it is required to dispose of interests in Investment Funds and is not able to do so in a timely manner. See “Repurchases of Shares and Transfers.”

Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable for the purpose of raising cash to fund the repurchases. This could have a material adverse effect on the value of the Shares. In addition, substantial repurchases of Shares may decrease the Fund’s total assets and accordingly may increase its expenses as a percentage of average net assets. If a repurchase offer is oversubscribed by Investors who tender Shares, the Fund may repurchase a pro rata portion of the Shares tendered.

Distributions In Kind [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a promissory note entitling such holder to the payment of cash in satisfaction of such repurchase. See “Repurchases of Shares and Transfers.” However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Advisor would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s Investors. In the event that the Fund makes such a distribution of securities, Investors will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Borrowing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrowing. Subject to the regulatory restrictions described below, the Fund may borrow money in connection with its investment activities—i.e., the Fund may utilize leverage. The Fund may also borrow money to satisfy repurchase requests from Investors to fund capital commitments to Investment Funds, to pay operating expenses, and to otherwise provide liquidity. The Fund may borrow money through a credit facility to manage timing issues in connection with the acquisition of its investments, such as providing the Fund with temporary liquidity to fund investments in Investment Funds in advance of the Fund’s receipt of distributions from another Investment Fund. The Fund may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender may terminate or not renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments in Investment Funds at inopportune times, which may further depress returns. The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the indebtedness is incurred. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness.

Legal And Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal and Regulatory Risks. Recent legal and regulatory changes, and additional legal and regulatory changes that could occur during the term of the Fund, may substantially affect private equity funds and such changes may adversely impact the performance of the Fund. The regulation of the U.S. and non-U.S. securities and futures markets and investment funds has undergone substantial change in recent years and such change may continue. Greater regulatory scrutiny may increase the Fund’s and the Advisor’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund and the Advisor, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.

Substantial Fees And Expenses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Fees and Expenses. An Investor in the Fund meeting the eligibility conditions imposed by the Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly in the Investment Funds. In addition, by investing in the Investment Funds through the Fund, an Investor in the Fund bears a portion of the Management Fee and other expenses of the Fund. An Investor in the Fund also indirectly bears a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund bears a third layer of fees. Each Investment Fund Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative. The operating expenses of an Investment Fund may include, but are not limited to, organizational and offering expenses; the cost of investments; administrative, legal and internal and external accounting fees; and extraordinary or non-recurring expenses (such as litigation or indemnification expenses). It is difficult to predict the future expenses of the Fund.

Investments In Non Voting Interests Inability To Vote [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-Voting Interests: Inability to Vote. The Fund intends to hold its interests in the Investment Funds in non-voting form in order to avoid becoming (i) an “affiliated person” of any Investment Fund within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. In order to avoid becoming subject to certain 1940 Act prohibitions with respect to affiliated transactions, the Fund would be limited to owning less than 5% of the voting securities of each Investment Fund. This limitation on owning voting securities is intended to ensure that an Investment Fund is not deemed an “affiliated person”, which may, among other things, potentially impose limits on transactions with the Investment Funds, both by the Fund and other clients of the Advisor. Where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish the right to vote in respect of its investment. The Fund may irrevocably waive its rights (if any) to vote its interest in an Investment Fund. The Fund does not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote Investment Fund securities, the Fund will not be able to vote on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on an Investment Fund could be diminished, which may consequently adversely affect the Fund and its Investors. The waiver arrangement should benefit the Fund, as it enables the Fund to acquire more interests of an Investment Fund that the Advisor believes is desirable than the Fund would be able to if it were deemed to be an “affiliate” of the Investment Fund within the meaning of the 1940 Act.

Non Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations. After the initial period of operations, the Fund does not intend to invest more than 25% of its gross assets (measured at the time of purchase and assuming all Fund assets are fully deployed) in any one Investment Fund.

Dilution From Subsequent Offering Of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dilution from Subsequent Offering of Shares. The Fund may accept additional subscriptions for Shares as determined by the Board, in its sole discretion. Additional purchases will dilute the indirect interests of existing Investors in the Investment Funds prior to such purchases, which could have an adverse impact on the existing Investors’ interests in the Fund if subsequent Investment Funds underperform the prior investments.

Valuations Subject To Adjustment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations Subject to Adjustment. The valuations reported by certain Underlying Funds (including the Investment Funds), upon which the Fund determines its net asset value calculated as of month-end and the net asset value of each Share, may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Underlying Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Investors who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Investors under certain circumstances as described in “Repurchases of Shares and Transfers.” As a result, to the extent that such subsequently adjusted valuations from an Underlying Fund or revisions to the net asset value of an Underlying Fund or direct private equity investment adversely affect the Fund’s net asset value, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Investors who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Investors who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Investors may be affected in a similar way.

Reporting Requirements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reporting Requirements. Investors who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, or the 1940 Act and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Investors or to notify Investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.

Limited Operating History Of Fund Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History of Fund Investments. Many of the Underlying Funds (including Investment Funds) may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Advisor to evaluate past performance or to validate the investment strategies of such Underlying Funds will be limited. Moreover, even to the extent an Underlying Fund has a longer operating history, the past investment performance of any of the underlying Fund investments should not be construed as an indication of the future results of such investments, particularly as the investment professionals responsible for the performance of such Underlying Funds may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Advisor relies upon information provided to it by the Underlying Funds that is not, and cannot be, independently verified.

Nature Of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Portfolio Companies. The Investment Funds and certain other Underlying Funds will include direct and indirect investments in various companies, ventures and businesses (“Portfolio Companies”). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. These investments may also include Portfolio Companies that are in a state of distress or that have a poor record and are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Defaulted Debt Securities And Other Securities Of Distressed Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Defaulted Debt Securities and Other Securities of Distressed Companies. The Underlying Funds may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds or leveraged loans) or investments in securities of distressed companies. Such investments involve substantial risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.

Private Equity Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in a private business (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. Investment in private equity involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity to obtain the required financing.

Venture Capital [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital. An Investment Fund or other Underlying Fund may invest in venture capital. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development.

Mezzanine Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Investments. An Investment Fund or other Underlying Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the borrower.

Real Estate Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Investments. The Fund may be exposed to real estate risk through the Investment Funds or other Underlying Funds. Real estate funds are subject to risks associated with the ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks, such as the recent events described above). Some real estate funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such real estate fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate fund holds, which could reduce the cash flow needed to make distributions to investors. In addition, real estate funds may also be affected by tax and regulatory requirements impacting the real estate fund’s ability to qualify for preferential tax treatments or exemptions. Moreover, in order to satisfy certain of the requirements for qualification as a RIC under the Code, the Fund’s ability to invest in real estate (both directly and indirectly) may be limited.

Small And Medium Capitalization Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small- and Medium-Capitalization Companies. Some Underlying Funds (including Investment Funds) may invest a portion of their assets in Portfolio Companies with small- to medium-sized market capitalizations. While such investments may provide significant potential for appreciation, they may also involve higher risks than do investments in securities of larger companies. For example, the risk of bankruptcy or insolvency is higher than for larger, “blue-chip” companies.

Geographic Concentration Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Concentration Risks. An Underlying Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by an Underlying Fund. In addition, the investments of such an Underlying Fund will be disproportionately exposed to the risks associated with the region of concentration.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investment Risk. An Underlying Fund may make foreign investments. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Emerging Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets. Some Underlying Funds may invest in Portfolio Companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

Sector Exposure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Exposure. An Underlying Fund may focus its investments in specific industry sectors. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by an Underlying Fund. In addition, the investments of such an Underlying Fund will be disproportionately exposed to the risks associated with the industry sectors of focus.

Utilities And Energy Sectors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Utilities and Energy Sectors. Energy companies may be significantly affected by outdated technology, short product cycles, falling prices and profits, market competition and risks associated with using hazardous materials. Energy companies may also be negatively affected by legislation that results in stricter government regulations and enforcement policies or specific expenditures. An Underlying Fund may invest in Portfolio Companies in the utilities sector, thereby exposing the Underlying Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising.

Technology Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.

Financial Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and can fluctuate as a result of increased competition or changing interest rates. In addition, the recent period of reduced credit market liquidity and other recent events in the financial sector have resulted in a high degree of volatility in the financial markets, and has negatively affected many financial services companies, such as by causing such companies’ values to decline.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk. Underlying Funds may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund investments are denominated against the U.S. dollar may result in a decrease in the Fund’s net asset value. The Advisor may or may not elect to hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Risks Relating To Accounting Auditing And Financial Reporting Etc [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Accounting, Auditing and Financial Reporting, etc. Certain of the Underlying Funds may invest in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and an Underlying Fund may be incomplete, inaccurate and/or significantly delayed. The Underlying Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Valuation Of The Funds Interests In Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Fund’s Interests in Underlying Funds. The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Funds on a daily, monthly, or even quarterly basis (with respect to most Investment Funds). A large percentage of the securities in which the Investment Funds or certain other Underlying Funds invest does not have a readily ascertainable market price and is valued by the Underlying Fund. In this regard, an Underlying Fund may face a conflict of interest in valuing the securities, as their value may affect the Underlying Fund’s compensation or its ability to raise additional funds. When investing in an Underlying Fund (other than publicly offered mutual funds and ETFs), the Advisor conducts a due diligence review of the valuation methodology utilized by the Underlying Fund, which includes a determination whether the Underlying Fund utilizes market values when available, and otherwise utilizes principles of fair value which the Advisor believes are consistent with those used by the Fund. However, no assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Underlying Fund, the accuracy of the valuations provided by the Underlying Funds, that the Underlying Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Underlying Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. In addition, global, national, regional and local market events, natural disasters or a pandemic could cause delays in reporting of valuations (and thus delays in the Fund’s financial reports to shareholders), temporarily or for an extended period. The Advisor oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Board. The Advisor may face conflicts of interest in overseeing the valuation of the Fund’s investments, as the value of the Fund’s investments affect the Advisor’s compensation. Moreover, the Advisor generally does not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by an Underlying Fund. Further, such information is generally provided on a quarterly basis while the Fund provides valuations on a monthly basis.

An Underlying Fund’s information could be inaccurate due to fraudulent activity, misevaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time, if ever. Even if the Advisor elects to cause the Fund to sell its interests in such an Underlying Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Underlying Fund’s valuations of such interests could remain subject to such fraud or error, and the Advisor may, determine to discount the value of the interests or value them at zero. All valuations are subject to the review and final approval by the Board.

Investors should be aware that situations involving uncertainties as to the valuations by Underlying Funds could have a material adverse effect on the Fund if the judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.

Indemnification Of Underlying Funds Investment Fund Managers And Others [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Underlying Funds, Investment Fund Managers and Others. The Fund may be required to indemnify certain of the Underlying Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in reliance upon information provided by the Fund. If the Fund was required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Similar indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

Termination Of The Funds Interest In An Underlying Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in an Underlying Fund. An Underlying Fund may, among other things, terminate the Fund’s interest in that Underlying Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Underlying Fund or if the continued participation of the Fund in the Underlying Fund would have a material adverse effect on the Underlying Fund or its assets.

General Risks Of Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments. The overall performance of the Fund’s secondary investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Advisor considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires an Underlying Fund interest as a secondary investment, the Fund does generally not have the ability to modify or amend such Underlying Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Contingent Liabilities Associated With Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Contingent Liabilities Associated with Secondary Investments. Where the Fund acquires certain Underlying Fund interests as a secondary investment, the Fund may acquire contingent liabilities associated with such interests. Specifically, where the seller has received distributions from the relevant Underlying Fund and, subsequently, that Underlying Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Underlying Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Underlying Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

Risks Relating To Secondary Investments Involving Syndicates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Secondary Investments Involving Syndicates. The Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Commitment Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commitment Strategy. The Fund seeks to maintain sufficient access to liquid assets in anticipation of funding capital calls. The Fund is required to make incremental contributions pursuant to capital calls issued from time to time by certain Underlying Funds (including Investment Funds).

Holding a sizeable cash position may result in lower returns than if the Fund employs an “over-commitment” strategy, in order to maximize its exposure to Investment Funds. However, an inadequate cash position presents other risks to the Fund, including the potential inability to fund capital contributions, to pay for repurchases of Shares tendered by Investors or to meet expenses generally. Moreover, if the Fund defaults on its commitments or fails to satisfy capital calls in a timely manner then, generally, it is subject to significant penalties, such as the forfeiture of some or all of the Fund’s capital contribution to such Underlying Fund. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) indirectly cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Underlying Funds (including the forfeiture of a portion of the Fund’s capital contribution to such Underlying Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Investment Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Companies. The Fund may invest in investment companies such as open-end registered funds, closed-end funds, and exchange traded funds, or private funds exempt from registration such as hedge funds, private credit funds, and private equity funds. Section 12(d)(1)(A) of the 1940 Act provides that the registered investment companies may not: (1) purchase more than 3% of a registered investment company’s outstanding voting securities; (2) invest more than 5% of its assets in any single such registered investment company (the “5% Limit”), and (3) invest more than 10% of its assets in registered investment companies overall (the “10% Limit”).

Statutory Exemption From 5 Percent And 10 Percent Limits [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Statutory Exemption from 5% and 10% Limits. The Fund may exceed these statutory limits when permitted by SEC order or other applicable law or regulatory guidance. The SEC has adopted certain regulatory changes and taken other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the rescission of certain SEC exemptive orders permitting investments in excess of the statutory limits and the withdrawal of certain related SEC staff no-action letters, and the adoption of Rule 12d1-4 under the 1940 Act. Rule 12d1-4 permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. Investment companies are no longer be able to rely on the aforementioned exemptive orders and no-action letters, and are subject instead to Rule 12d1-4 and other applicable rules under Section 12(d)(1).

In addition, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding voting securities of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 1⁄2%. A registered investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such registered investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Advisor acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to registered investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Regulatory Exemption From Sales Load Limit [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Exemption from Sales Load Limit. Further, if the Fund chooses to rely on Section 12(d)(1)(F), the Fund may also rely on Rule 12d1-3, which allows unaffiliated registered funds to exceed the 1.5% sales load limit and still rely on the exemption provided by Section 12(d)(1)(F) provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

Purchases By Affiliated Persons Of The Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Purchases by “Affiliated Persons” of the Fund. The Fund and any “affiliated persons,” as defined by the 1940 Act, in reliance on Section 12(d)(1)(F) of the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding voting securities of any one Underlying Fund. Accordingly, when affiliated persons hold shares of any of the Underlying Funds, the Fund’s ability to invest fully in shares of those funds may be restricted, and the Advisor must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an Underlying Fund whose shares are purchased by the Fund in the foregoing manner will be obligated to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days. These limitations do not apply to the acquisition of Shares of any registered investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all of the assets of another registered investment company.

The Fund, as a holder of the securities of other investment companies, bears its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses incurred by the Fund.

Cash Cash Equivalents Investment Grade Bonds Money Market Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cash, Cash Equivalents, Investment Grade Bonds, Money Market Instruments. The Fund, and Underlying Funds, may invest, including for defensive purposes, some or all of their respective assets in high-quality fixed-income securities, money market instruments and money market mutual funds, or hold cash or cash equivalents in such amounts as the Advisor or Underlying Fund managers deem appropriate under the circumstances. In addition, the Fund or an Underlying Fund may invest in these instruments pending allocation of its respective offering proceeds, and the Fund will seek to maintain sufficient access to liquid assets, which, in addition to any available line of credit, will be sufficient to satisfy anticipated capital calls from Underlying Funds. Money market instruments are high-quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the associated total return. Credit risk may be substantial for the Fund in connection with its investment in private credit funds, or other Underlying Funds.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies such as the Fund and its service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cyber-attacks result from deliberate attacks but unintentional events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial-of-service attacks on fund websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund or the Advisor, NLD, the Fund’s custodians, transfer agent, selling agents and/or other third party service providers may adversely impact the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund may also incur substantial costs for cyber security risk management in order to prevent any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result. While the Fund or the Fund’s service providers have established business continuity plans and systems designed to prevent such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks are also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment therein to lose value.

Private Credit Fund Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Credit Fund Risks. The Fund is subject to all risks associated with the private credit funds in which it may invest. Such private credit strategies may involve a variety of debt investing. Prepayment risk is associated with debt investment strategies, including investments in mortgages or mortgage-related securities, consumer credit or corporate credit. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of such investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for such investments to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of its manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Investments in mortgages or mortgage-related securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset backed securities may be secured by pools of loans, such as student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities may decline and, therefore, may not be adequate to cover underlying investors. Mortgage-related securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets, have experienced weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards and other loans that may collateralize the securities in which an Underlying Fund may invest could negatively impact the value of its investments. To the extent an Underlying Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, it may be more susceptible to risk factors affecting such types of securities.

These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default.

Business Development Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business Development Company Risk. BDCs carry risks similar to those of a private equity or venture capital fund. The securities of a BDC are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. A BDC is a form of investment company that is required to invest at least 70% of its total assets in securities (typically debt) of private companies, thinly traded U.S. public companies, or short-term high quality debt securities. The BDCs held by the Fund may leverage their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises. A significant portion of a BDC’s investments is recorded at fair value as determined by its board of directors which may create uncertainty as to the value of the BDC’s investments.

Non-traded BDCs are subject to significant commissions, expenses and offering and organizational costs that reduce the value of an investor’s (including the Fund’s) investments. Non-traded BDCs are not liquid, and investments in non-traded BDCs may not be accessible for an extended period of time. Redemption programs offered by non-traded BDCs may have significant restrictions, such as caps on the amount of shares that can be redeemed annually, limits on the amounts and sources of funds that may be used to fund redemptions and the ability of the non-traded BDC to suspend or terminate the program at its discretion. There is no guarantee of any specific return on the principal amount or the repayment of all or a portion of the principal amount invested in non-traded BDCs. In addition, there is no guarantee that investors (including the Fund) will receive a distribution from a non-traded BDC.

Incentive Allocation Arrangements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Allocation Arrangements. Each Investment Fund Manager may receive a performance fee, carried interest or incentive allocation generally equal to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a high water mark, hurdle amount and clawback provisions. These performance incentives may create an incentive for the Investment Fund Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Availability Of Investments Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities is subject to market conditions and may also be affected by the prevailing regulatory or political climate. No assurance can be made that the Advisor will be able to identify and complete attractive investments in the future or that it will be able to invest fully its subscriptions. Other investment vehicles managed or advised by the Advisor and its affiliates may seek investment opportunities similar to those the Fund may be seeking. The Advisor attempts to allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles. Similarly, identifying attractive investment opportunities for an Investment Fund is difficult and involves a high degree of uncertainty. Even if an Investment Fund Manager identifies an attractive investment opportunity, an Investment Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.

Control Positions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If such liabilities were to arise, or if such litigation were to be resolved in a manner that adversely affected the Investment Funds, those Investment Funds would likely incur losses on their investments.

Inadequate Return [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be proportionate to the risk of investment in the Fund. Potential Investors should not invest in the Fund unless they have the resources to sustain the loss of their entire investment.

Inside Information [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inside Information. From time to time, the Fund or an Investment Fund or their respective affiliates may come into possession of material, non-public information concerning an entity or issuer in which the Fund or an Investment Fund has invested or may invest. The possession of such information may limit the Fund’s or the Investment Fund’s ability to buy or sell securities of the issuer.

Recourse To The Funds Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recourse to the Fund’s Assets. The Fund’s assets, and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Possible Exclusion Of Investors Based On Certain Detrimental Effects [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possible Exclusion of Investors Based on Certain Detrimental Effects. The Fund may repurchase Fund Shares held by an Investor or other person acquiring Shares from or through an Investor, if: (i) the Shares have been transferred or have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Investor, (ii) ownership of the Shares by the Investor or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction, (iii) continued ownership of the Shares by the Investor or other person may be harmful or injurious to the business or reputation of the Fund, or may subject the Fund or any Investor to an undue risk of adverse tax or other fiscal or regulatory consequences, (iv) any of the representations and warranties made by the Investor or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true, (v) the Investor is subject to special regulatory or compliance requirements, and the Fund determines that the Investor is likely to be subject to additional regulatory or compliance requirements under these special laws or regulations by virtue of continuing to hold the Shares, (vi) the Investor’s investment balance falls below $50,000, or (vii) the Fund or the Board determines that the repurchase of the Shares would be in the interest of the Fund. These provisions may, in effect, deprive an Investor in the Fund of an opportunity for a return that might be received by other Investors. Any such repurchases may affect the Fund’s decision to permit Investors to tender Shares.

Potential Significant Effect Of The Performance Of A Limited Number Of Investments Or Strategies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Significant Effect of the Performance of a Limited Number of Investments or Strategies. The Advisor expects that the Fund will participate in multiple Investments. The Fund may, however, make investments in a limited number of the Investment Funds and Investment Funds may make investments in a limited number of Portfolio Companies. In either instance, these limited numbers of investments may have a significant effect on the performance of the Fund. In addition, the Fund may invest a substantial portion of its assets in Investment Funds that follow a particular investment strategy. In such event, the Fund would be exposed to the risks associated with that strategy to a greater extent than it would if the Fund’s assets were invested more broadly among Investment Funds pursuing various investment strategies. Because the Fund emphasizes investment allocations to Investment Funds, the performance of the Fund may be significantly affected by changes in the resources, financial condition and reputation of the Fund manager, and the Fund may be less diversified, and subject to greater concentration risk, than other funds of private equity funds.

Sub Placement Agent Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sub-Placement Agent Risk. It is expected that Investors will invest in the Fund pursuant to pre-existing relationships with Sub-Placement Agents. When a limited number of Sub-Placement Agents represent a large percentage of Investors, actions recommended by Sub-Placement Agents may result in significant and undesirable variability in terms of Investor subscription or tender activity. Additionally, it is possible that if a matter is put to a vote at a meeting of Investors, clients of a single Sub-Placement Agent may vote as a block, if so recommended by the Sub-Placement Agents.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and make substantial distributions before requalifying as a RIC that is accorded special tax treatment. The Fund expects that it may not qualify for RIC status for its initial fiscal year-end, but does expect to qualify in subsequent years. Nonetheless, there can be no assurance that the Fund will so qualify and be eligible.

Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Advisor obtain information from or about the Investment Funds in which the Fund is invested. However, Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisor to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise comply with Subchapter M of the Code, and ultimately may limit the universe of Investment Funds in which the Fund can invest. Furthermore, although the Fund expects to receive information from each Investment Fund Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information.

If before the end of any quarter of its taxable year, the Fund believes that it may fail the asset diversification requirement, the Fund may seek to take certain actions to avert such a failure. The Fund may try to acquire additional interests in Investment Funds to bring the Fund into compliance with the asset diversification test. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult for the Fund to pursue because of the limited liquidity of the interests in the Investment Funds. While relevant tax provisions afford the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a sale of an Investment Fund may limit utilization of this cure period. In certain cases, the Fund may be afforded a longer cure period under savings provisions contained in the Regulated Investment Company Modernization Act

of 2010. However, the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Investors. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions. In addition, the Fund is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the underlying Investment Funds. If the Fund does not receive accurate information from the Investment Funds, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring the excise tax on undistributed income. (See “Certain Tax Considerations.”)

The Fund’s use of cash to repurchase shares could adversely affect its ability to satisfy the distribution requirements for treatment as a RIC. The Fund could also recognize income in connection with its liquidation of portfolio securities to fund share repurchases. Any such income would be taken into account in determining whether the distribution requirements are satisfied, and to the extent that additional distributions are required, could generate additional taxable income for those shareholders receiving such additional distributions, either as ordinary income or long-term capital gain, as described above. Furthermore, if the Fund is unable to liquidate portfolio securities in a manner that would enable the Fund to meet the income and asset diversification tests, the Fund could fail to qualify as a RIC, with the adverse consequences as set forth above.

In addition, the Fund may directly or indirectly invest in Investment Funds or Portfolio Companies located outside the United States. Such Investment Funds and Portfolio Companies may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. Further, adverse United States tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “passive foreign investment companies” (see “Certain Tax Considerations—Passive Foreign Investment Companies”).

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		Thompson Hine LLP
Entity Address, Address Line Two		41 S. High Street
Entity Address, City or Town		Columbus
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		43016
Contact Personnel Name		Philip B. Sineneng
Class A
Fee Table [Abstract]
Sales Load [Percent]		3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		2.00%
Management Fees [Percent]		1.20%
Interest Expenses on Borrowings [Percent]		0.17%
Distribution/Servicing Fees [Percent]		0.60%
Acquired Fund Fees and Expenses [Percent]		2.16%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.39%
Total Annual Expenses [Percent]		4.52%
Waivers and Reimbursements of Fees [Percent]		(0.05%)
Net Expense over Assets [Percent]		4.47%
Expense Example, Year 01		$ 78
Expense Example, Years 1 to 3		166
Expense Example, Years 1 to 5		255
Expense Example, Years 1 to 10		$ 482
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		1,126,660
Class I
Fee Table [Abstract]
Sales Load [Percent]		0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		2.00%
Management Fees [Percent]		1.20%
Interest Expenses on Borrowings [Percent]		0.17%
Distribution/Servicing Fees [Percent]		0.00%
Acquired Fund Fees and Expenses [Percent]		2.16%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.39%
Total Annual Expenses [Percent]		3.92%
Waivers and Reimbursements of Fees [Percent]		(0.05%)
Net Expense over Assets [Percent]		3.87%
Expense Example, Year 01		$ 39
Expense Example, Years 1 to 3		119
Expense Example, Years 1 to 5		201
Expense Example, Years 1 to 10		$ 414
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		7,364,547
Class II
Fee Table [Abstract]
Sales Load [Percent]		0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		2.00%
Management Fees [Percent]		1.20%
Interest Expenses on Borrowings [Percent]		0.17%
Distribution/Servicing Fees [Percent]		0.30%
Acquired Fund Fees and Expenses [Percent]		2.16%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.39%
Total Annual Expenses [Percent]		4.22%
Waivers and Reimbursements of Fees [Percent]		(0.05%)
Net Expense over Assets [Percent]		4.17%
Expense Example, Year 01		$ 42
Expense Example, Years 1 to 3		128
Expense Example, Years 1 to 5		215
Expense Example, Years 1 to 10		$ 439
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		509,783
Class L
Fee Table [Abstract]
Sales Load [Percent]		2.25%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]		2.00%
Management Fees [Percent]		1.20%
Interest Expenses on Borrowings [Percent]		0.17%
Distribution/Servicing Fees [Percent]		0.85%
Acquired Fund Fees and Expenses [Percent]		2.16%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.40%
Total Annual Expenses [Percent]		4.78%
Waivers and Reimbursements of Fees [Percent]		(0.05%)
Net Expense over Assets [Percent]		4.73%
Expense Example, Year 01		$ 69
Expense Example, Years 1 to 3		163
Expense Example, Years 1 to 5		257
Expense Example, Years 1 to 10		$ 495
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		351,959

[1]	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.
[2]	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per Unit”.